UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1.	Reports to Stockholders.

March 31, 2016

SEMI-ANNUAL REPORT

SEI Institutional International Trust

➤ International Equity Fund

➤ Emerging Markets Equity Fund

➤ International Fixed Income Fund

➤ Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Australia — 2.0%
AGL Energy	35,794	$507
Amcor	60,510	668
APA Group	158,908	1,077
Aristocrat Leisure	83,396	661
Bank of Queensland	7,178	67
Brambles	305,155	2,845
Caltex Australia	208,151	5,447
Challenger	49,095	317
CIMIC Group	30,920	827
Cochlear	14,229	1,120
Commonwealth Bank of Australia	69,607	4,012
CSL	137,160	10,703
CSR	123,699	314
Downer EDI	102,237	302
Fortescue Metals Group (A)	156,806	307
GPT Group‡	34,529	133
Incitec Pivot	103,520	254
Insurance Australia Group	1,219,170	5,233
Macquarie Group	46,561	2,367
Newcrest Mining*	144,662	1,887
Northern Star Resources	302,396	798
OZ Minerals	85,704	332
Qantas Airways	2,738,801	8,575
Ramsay Health Care	17,170	810
Scentre Group‡	121,840	416
Sirtex Medical	17,662	393
Star Entertainment Grp	154,008	673
Tabcorp Holdings	93,325	307
Tatts Group	10,780	31
Telstra	269,812	1,106
TPG Telecom	44,293	386
Transurban Group	151,827	1,326
Treasury Wine Estates	106,696	791
Vocus Communications (A)	47,191	302
Westfield‡	55,659	428

		55,722

Austria — 0.3%
ANDRITZ	84,234	4,632

Description	Shares	Market Value ($ Thousands)
Erste Group Bank	24,228	$682
OMV	84,061	2,368

		7,682

Belgium — 1.9%
Ageas	320,727	12,745
AGFA-Gevaert*	70,231	314
Anheuser-Busch InBev	8,867	1,104
Colruyt	50,670	2,956
Delhaize Group	27,532	2,879
Groupe Bruxelles Lambert	87,333	7,216
KBC Groep	314,359	16,240
Ontex Group	269,000	8,833
Proximus	637	22
UCB (A)	2,025	155

		52,464

Brazil — 0.2%
Cia Energetica de Minas Gerais ADR	237,782	537
Embraer	676,500	4,530
JBS	113,100	349

		5,416

Canada — 3.0%
Agrium (A)	87,791	7,751
Alacer Gold*	131,900	240
Alimentation Couche-Tard, Cl B	148,800	6,649
Bank of Montreal	14,300	872
Cameco	526,948	6,766
Canadian Imperial Bank of Commerce	61,100	4,583
Canadian Natural Resources (A)	249,716	6,742
Canadian Pacific Railway	67,055	8,898
Centerra Gold	59,400	277
CGI Group, Cl A*	23,900	1,147
Cogeco Communications	21,600	1,157
Constellation Software	17,800	7,318
Enerflex	21,000	166
Entertainment One	106,941	233
Gildan Activewear	396,000	12,124
Home Capital Group, Cl B (A)	119,900	3,250
Imperial Oil	83,400	2,798
Linamar	21,100	1,019
Lucara Diamond	63,300	135
Magna International, Cl A	97,200	4,195
Royal Bank of Canada	86,800	5,022
Suncor Energy	61,291	1,714
Toronto-Dominion Bank	14,700	637
Yamana Gold	132,200	403

		84,096

China — 1.0%
Alibaba Group Holding ADR*	51,100	4,038
Baidu ADR*	22,000	4,199
Ctrip.com International ADR*	168,500	7,458
NetEase ADR	19,982	2,869

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Tencent Holdings	416,900	$8,514

		27,078

Denmark — 2.5%
Bavarian Nordic*	9,663	362
Chr Hansen Holding	138,394	9,306
Coloplast, Cl B	101,405	7,696
DSV	10,601	442
H Lundbeck	16,273	538
ISS	368,131	14,803
Jyske Bank	43,682	1,975
Novo Nordisk ADR	182,630	9,897
Novozymes, Cl B	157,252	7,081
Pandora	80,194	10,518
Scandinavian Tobacco Group (B)	282,956	4,553
Vestas Wind Systems	67,634	4,779
William Demant Holding*	377	38

		71,988

Finland — 0.6%
Amer Sports, Cl A	11,770	343
Elisa, Cl A	28,048	1,092
Neste (A)	178,130	5,870
Orion, Cl B	61,183	2,025
Sampo, Cl A (A)	33,151	1,577
Stora Enso, Cl R	432,437	3,876
UPM-Kymmene	168,774	3,062

		17,845

France — 8.0%
Air Liquide	16,700	1,882
Airbus Group	1,856	123
Arkema	47,136	3,544
Atos	29,616	2,416
AXA	6,209	146
BNP Paribas	268,854	13,551
Boiron	1,900	154
Cap Gemini	9,411	886
Carrefour	390,922	10,772
Christian Dior	15,952	2,898
Cie des Alpes	3,261	55
CNP Assurances	19,539	305
Dassault Systemes	9,285	738
Elior Group* (B)	118,600	2,604
Engie	762,129	11,846
Essilor International	11,483	1,420
Eurofins Scientific	9,426	3,462
Eutelsat Communications	3,455	112
Groupe Eurotunnel	14,274	160
Ipsen	30,854	1,774
IPSOS	14,286	334
JC Decaux	3,088	135
Lagardere	14,190	378
Legrand	152,003	8,530

Description	Shares	Market Value ($ Thousands)
L’Oreal (A)	4,919	$883
LVMH Moet Hennessy Louis Vuitton	37,645	6,456
Nexity	5,617	293
Nokia	1,269,424	7,524
Orange	733,893	12,875
Pernod Ricard	28,450	3,177
Peugeot*	137,668	2,363
Publicis Groupe (A)	158,488	11,145
Renault	6,311	628
Rexel	859,000	12,290
Safran	4,361	305
Sanofi	307,088	24,797
Schneider Electric	241,767	15,302
SCOR	24,509	871
Societe BIC	4,474	674
Sodexo	33,119	3,576
SPIE*	183,020	3,650
Suez Environnement	32,578	598
Technicolor	235,572	1,474
Teleperformance	4,248	374
Thales	105,853	9,288
Total	599,621	27,373
UBISOFT Entertainment*	6,237	196
Valeo	53,126	8,282
Veolia Environnement	55,679	1,343
Vetoquinol	569	24
Vinci	5,635	420
Vivendi	7,626	161
Wendel	1,016	111

		224,678

Germany — 6.5%
Adidas	39,303	4,613
Allianz	53,592	8,730
Bayer	207,450	24,420
Bayerische Motoren Werke	46,040	4,234
Brenntag	62,857	3,596
Continental	32,911	7,501
Daimler	29,707	2,281
Daimler ADR	4,915	383
Deutsche Boerse	105,978	9,056
Deutsche EuroShop	6,956	327
Deutsche Lufthansa	303,231	4,909
Deutsche Telekom	59,184	1,064
Deutsche Wohnen	47,105	1,467
Evonik Industries	93,870	2,820
Fresenius	17,951	1,313
Fresenius Medical Care	10,787	957
GEA Group	39,800	1,950
Gerresheimer	20,399	1,602
Hannover Rueck	47,113	5,498
Hella KGaA Hueck	4,083	174
Henkel	7,502	738

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Hochtief	50,705	$6,214
Infineon Technologies	10,501	150
Kloeckner	21,459	210
Krones	9,931	1,198
LANXESS	1,132	55
Linde	79,083	11,540
Merck	59,738	4,991
Muenchener Rueckversicherungs	17,178	3,499
Nordex*	56,009	1,539
OSRAM Licht	37,034	1,912
ProSiebenSat.1 Media	72,660	3,741
QIAGEN*	28,155	628
Rheinmetall	3,952	316
SAP	457,330	37,054
SAP ADR (A)	83,500	6,715
Siemens	92,647	9,834
Software	7,695	301
STADA Arzneimittel	7,027	279
Symrise	18,451	1,241
Talanx	11,029	377
Telefonica Deutschland Holding	65,405	355
TUI	156,224	2,442
Vonovia	10,926	394
Zalando* (B)	9,261	304

		182,922

Hong Kong — 2.6%
AIA Group	2,763,093	15,656
Biostime International Holdings (A)	702,500	2,581
BOC Hong Kong Holdings	104,500	312
Chaoda Modern Agriculture*	2,440,000	53
Cheung Kong Infrastructure Holdings (A)	102,000	997
China Merchants Holdings International	1,401,338	4,164
China Mobile	1,268,740	14,141
CLP Holdings	46,500	420
CNOOC	9,362,000	11,056
Digital China Holdings	3,997,000	5,339
Hang Seng Bank	33,700	596
Henderson Land Development	735,400	4,518
HK Electric Investments & HK Electric Investments (A) (B)	399,500	352
HKT Trust	101,000	139
IMAX China Holding* (A) (B)	998,558	6,044
Link REIT‡	17,000	101
MTR	177,000	876
Power Assets Holdings	57,500	588
Samsonite International	1,136,100	3,808
Swire Properties	30,600	83
Techtronic Industries	142,500	563

		72,387

India — 0.3%
HDFC Bank ADR	112,410	6,928
Tata Motors ADR*	19,507	566

Description	Shares	Market Value ($ Thousands)
WNS Holdings ADR*	13,053	$400

		7,894

Indonesia — 0.0%
Telekomunikasi Indonesia Persero	4,560,300	1,144

Ireland — 0.4%
CRH	26,573	752
Experian	387,393	6,932
Kerry Group, Cl A	1,719	160
Paddy Power Betfair	4,081	570
Ryanair Holdings ADR	32,400	2,781

		11,195

Israel — 1.5%
Bank Hapoalim	168,673	875
Bank Leumi Le-Israel*	92,036	330
Bezeq Israeli Telecommunication	2,608,327	5,880
Check Point Software Technologies* (A)	107,600	9,412
NICE Systems	6,746	442
Teva Pharmaceutical Industries ADR	475,352	25,436

		42,375

Italy — 2.0%
Atlantia	65,871	1,829
Azimut Holding	143,985	3,323
Brembo	94,699	4,905
DiaSorin	7,443	430
Enel	187,377	832
EXOR	85,843	3,081
Ferrari*	7,084	295
Fiat Chrysler Automobiles (A)	203,286	1,645
Finmeccanica*	67,709	860
Intesa Sanpaolo	960,967	2,646
Luxottica Group	26,062	1,440
Mediaset	2,514,553	10,390
Prysmian	26,379	599
Recordati	105,450	2,644
Salini Impregilo	116,063	491
Saras* (A)	692,920	1,114
Telecom Italia RNC	339,588	298
Tenaris (A)	767,650	9,579
Terna Rete Elettrica Nazionale	107,644	615
UniCredit	2,616,000	9,450

		56,466

Japan — 16.3%
Adastria	45,400	1,379
Aeon	31,600	457
AEON Financial Service	11,700	277
Ajinomoto	29,000	655
Alfresa Holdings	27,600	530
Alps Electric	23,600	412
Amada Holdings	34,700	339
Arcland Sakamoto	33,400	354

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Asahi Glass	270,000	$1,480
ASKUL	132,545	5,401
Bank of Yokohama	15,000	69
Calsonic Kansei	95,000	707
Canon Marketing Japan	90,800	1,588
Casio Computer (A)	16,600	335
Central Japan Railway	33,900	6,004
Chubu Electric Power	18,300	256
Coca-Cola West	12,800	317
Dai Nippon Printing	769,000	6,842
Daicel	3,100	42
Daiichi Sankyo	234,700	5,226
Daikin Industries	45,400	3,398
Daikyo	678,000	1,080
Daito Trust Construction	42,000	5,971
Daiwa House Industry	213,400	6,011
Dentsu	3,200	161
Don Quijote Holdings	97,796	3,402
East Japan Railway	177,700	15,357
Fanuc	30,500	4,745
Fuji Film Holdings	523,571	20,734
Fuji Heavy Industries	134,612	4,761
Fujitsu	269,000	997
Fujitsu General	55,000	850
Furukawa Electric	832,000	1,799
Geo Holdings	20,000	333
Hiroshima Bank	13,000	48
Hisamitsu Pharmaceutical	9,100	407
Hitachi	2,919,000	13,676
Hoshizaki Electric	1,500	125
Hoya	92,436	3,521
Iida Group Holdings	131,100	2,560
Isetan Mitsukoshi Holdings	17,800	208
IT Holdings	46,400	1,100
Itochu	53,800	663
J Front Retailing	26,300	349
Japan Airlines	371,800	13,636
Japan Exchange Group	48,900	750
Japan Tobacco	515,144	21,496
JX Holdings	36,300	140
Kajima	18,000	113
Kaken Pharmaceutical	7,500	454
Kaneka	55,000	472
Kansai Electric Power*	54,000	479
Kansai Paint	264,000	4,247
Kao	93,031	4,969
KDDI	648,400	17,341
Keihan Holdings	81,000	572
Keio	13,000	114
Kenedix	124,400	545
Keyence	22,100	12,071
Kikkoman	23,000	757

Description	Shares	Market Value ($ Thousands)
Koito Manufacturing	214,710	$9,743
Konami Holdings (A)	63,900	1,893
Kose	4,700	458
Kyowa Hakko Kirin	36,000	575
Kyudenko	47,000	1,120
Kyushu Electric Power	26,400	252
Kyushu Financial Group	55,200	319
Lawson	5,100	427
Mabuchi Motor	186,000	8,672
Maeda Road Construction	36,000	594
Makita	9,000	559
Marui Group (A)	35,200	505
Medipal Holdings	35,300	560
MEIJI Holdings	19,300	1,554
Miraca Holdings	76,500	3,148
Mitsubishi Chemical Holdings	216,200	1,130
Mitsubishi Electric	74,000	777
Mitsubishi Tanabe Pharma	2,900	51
Mitsubishi UFJ Financial Group	46,200	214
Mitsui Chemicals	118,000	394
Mixi	39,800	1,480
Mizuho Financial Group	2,575,400	3,852
Mochida Pharmaceutical	3,300	245
Morinaga Milk Industry	59,000	317
MS&AD Insurance Group Holdings	396,500	11,063
Murata Manufacturing	1,900	229
Nabtesco	49,300	1,108
Nexon	19,800	338
NGK Insulators	9,000	166
Nichi-iko Pharmaceutical	18,800	434
Nidec	15,600	1,069
Nikon (A)	388,100	5,946
Nintendo	4,300	612
Nippo	28,000	472
Nippon Suisan Kaisha	79,200	385
Nippon Telegraph & Telephone	135,400	5,840
Nippon Telegraph & Telephone ADR	275,094	11,895
Nissha Printing	33,500	491
Nisshin Seifun Group	33,600	535
Nitori Holdings	11,800	1,082
Nitto Denko	9,500	529
Nomura Research Institute	15,300	516
NTT Data	54,100	2,720
NTT DOCOMO	257,224	5,842
Obayashi	122,700	1,212
Oenon Holdings	44,000	81
Oji Holdings	113,000	454
Ono Pharmaceutical	9,500	403
Oriental Land	97,941	6,945
Otsuka	5,200	275
Otsuka Holdings	128,400	4,670
Panasonic	517,400	4,758

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Park24	13,500	$378
Pigeon	120,529	3,150
Rinnai	4,300	380
Rohm	93,800	3,956
Ryohin Keikaku	3,800	805
Saizeriya	28,900	596
Santen Pharmaceutical	303,900	4,578
Secom	1,000	74
Sekisui House	485,400	8,203
Seven & I Holdings	180,200	7,683
Shikoku Electric Power	28,100	377
Shimadzu	40,000	628
Shimamura	1,200	150
Shimano	6,200	973
Shimizu (A)	21,000	178
Shionogi	47,000	2,215
Shiseido	2,900	65
SMC	22,700	5,279
Sohgo Security Services	9,000	488
Sompo Japan Nipponkoa Holdings	200	6
Sony	50,800	1,308
Sony Financial Holdings	4,500	58
Sumitomo Chemical	762,000	3,451
Sumitomo Mitsui Financial Group	650,900	19,760
Sumitomo Mitsui Trust Holdings	2,908,220	8,528
Sundrug	68,900	5,162
Suntory Beverage & Food	11,300	510
Suzuken	12,300	419
Sysmex	91,900	5,756
T&D Holdings	16,200	151
Taisei	27,000	179
Teijin	701,000	2,445
Tochigi Bank	65,000	248
Toho Gas	63,000	448
Tohoku Electric Power	29,100	376
Tokyo Electric Power Holdings*	666,800	3,672
TonenGeneral Sekiyu	10,000	91
Toppan Printing	83,000	697
Toridoll.corp	24,900	503
Tosoh	44,000	185
TOTO (A)	19,700	615
Toyo Seikan Group Holdings	25,900	486
Toyota Boshoku	6,300	103
Toyota Motor	162,800	8,621
Toyota Motor ADR (A)	81,800	8,697
Trend Micro	12,600	462
Tsuruha Holdings	121,552	11,972
Ube Industries	1,875,000	3,320
Unicharm	213,300	4,648
Wacoal Holdings	689,704	8,241
Warabeya Nichiyo	13,300	293
West Japan Railway	48,700	3,011

Description	Shares	Market Value ($ Thousands)
Yamaguchi Financial Group	82,000	$746
Yamaha	32,500	980
Yamaha Motor	7,200	120
Yamazaki Baking	130,000	2,742
Zenkoku Hosho	13,100	445

		461,602

Jordan — 0.1%
Hikma Pharmaceuticals (A)	51,075	1,454

Luxembourg — 0.1%
APERAM (A)	52,625	2,013

Malaysia — 0.0%
Tenaga Nasional	322,500	1,152

Malta — 0.0%
BGP Holdings*	198,683	—

Mexico — 0.2%
Gruma, Cl B	27,044	432
Mexichem	128,918	318
Rassini	4,583	20
Wal-Mart de Mexico	2,339,350	5,583

		6,353

Netherlands — 6.7%
AerCap Holdings*	79,900	3,097
Akzo Nobel	353,360	24,120
ASML Holding	181,440	18,460
Heineken	9,980	906
Heineken Holding	35,258	2,755
ING Groep	1,345,105	16,294
James Hardie Industries	69,314	952
Koninklijke Ahold	173,959	3,919
Koninklijke DSM	212,307	11,694
Koninklijke KPN	227,753	956
Koninklijke Philips	213,468	6,091
NN Group	18,307	600
NXP Semiconductors*	46,600	3,778
PostNL*	946,783	3,862
Randstad Holding	49,810	2,765
Refresco Gerber* (B)	304,411	5,446
RELX	1,175,710	20,559
Royal Dutch Shell, Cl A (A)	390,019	9,484
Royal Dutch Shell, Cl B	949,444	23,199
Royal Dutch Shell ADR, Cl B	242,785	11,943
Unilever	163,457	7,336
Wolters Kluwer	265,636	10,619

		188,835

New Zealand — 0.0%
Air New Zealand	193,571	385
Fisher & Paykel Healthcare	31,502	214

		599

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)

Norway — 1.4%
Aker Solutions (A)	803,083	$2,583
DnB	62,669	741
Gjensidige Forsikring	254,938	4,349
Marine Harvest	385,837	5,948
Norsk Hydro (A)	55,444	228
Norwegian Finans Holding*	434,158	2,572
Orkla	45,299	410
Schibsted, Cl A (A)	4,654	136
Statoil	194,731	3,068
Storebrand, Cl A*	1,586,072	6,200
Telenor	535,615	8,671
Veidekke	345,142	4,694
Yara International (A)	4,093	154

		39,754

Peru — 0.0%
Credicorp	6,961	912

Poland — 0.0%
Emperia Holding	4,811	76
Eurocash	42,099	604
Polski Koncern Naftowy Orlen	13,890	276

		956

Portugal — 0.5%
CTT Correios de Portugal	1,233,000	11,620
Galp Energia, Cl B	45,807	577
Jeronimo Martins	50,432	826

		13,023

Russia — 0.1%
Rosneft GDR	29,727	135
Yandex, Cl A*	262,550	4,022

		4,157

Singapore — 0.8%
City Developments	1,382,900	8,390
ComfortDelgro	334,800	726
DBS Group Holdings	386,100	4,410
Jardine Cycle & Carriage	10,700	318
Oversea-Chinese Banking	929,000	6,099
Singapore Airlines	224,100	1,900
Singapore Exchange	128,100	756

		22,599

South Africa — 0.3%
Gold Fields ADR	29,586	117
Investec (A)	578,598	4,271
Liberty Holdings	47,052	462
Sappi*	124,207	552
Sasol	22,667	680
Shoprite Holdings	257,923	3,045
Sibanye Gold	53,239	205

		9,332

Description	Shares	Market Value ($ Thousands)

South Korea — 2.7%
Cosmax (A)	78,477	$8,612
Korea Electric Power	9,971	525
KT&G	71,428	6,871
LG Display ADR	215,154	2,459
Lotte Chemical	1,015	303
Samsung Electronics	18,046	20,703
Shinhan Financial Group	334,028	11,830
SK Hynix	7,965	196
SK Innovation	4,098	616
SK Telecom	74,994	13,673
SK Telecom ADR	572,886	11,555

		77,343

Spain — 1.5%
ACS Actividades de Construccion y Servicios	120,998	3,611
Aena* (B)	1,332	172
Almirall	53,837	906
Amadeus IT Holding, Cl A	44,091	1,894
Banco Bilbao Vizcaya Argentaria	381,991	2,543
CaixaBank	2,077,388	6,148
Enagas	11,635	350
Ferrovial	71,623	1,541
Grifols ADR	793,000	12,268
Iberdrola	588,397	3,930
Industria de Diseno Textil	135,870	4,578
International Consolidated Airlines Group	123,502	987
Red Electrica	12,403	1,078
Tecnicas Reunidas (A)	73,733	2,077
Zardoya Otis	27,881	325

		42,408

Sweden — 1.4%
Assa Abloy, Cl B	71,165	1,406
BillerudKorsnas	91,609	1,500
Boliden	4,838	78
Electrolux, Cl B	161,957	4,267
Fingerprint Cards, Cl B* (A)	58,895	3,430
ICA Gruppen	4,278	142
Industrivarden, Cl C	13,663	233
Intrum Justitia	11,105	392
Investor, Cl B	71,270	2,527
L E Lundbergforetagen, Cl B	16,420	899
Loomis, Cl B	4,299	122
Lundin Petroleum*	14,650	249
Mycronic	29,296	265
NCC, Cl B	21,960	801
Nordea Bank	352,758	3,394
Oriflame Holding*	4,687	93
Peab	134,731	1,193
Securitas, Cl B	66,750	1,108
Skandinaviska Enskilda Banken, Cl A	75,487	722
Svenska Cellulosa, Cl B	159,015	4,976

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Swedish Match	13,566	$461
Swedish Orphan Biovitrum*	56,512	793
Telefonaktiebolaget LM Ericsson ADR	1,139,812	11,432

		40,483

Switzerland — 8.7%
Actelion	32,756	4,915
Aryzta	190,255	7,913
Chocoladefabriken Lindt & Sprungli	170	2,092
Cie Financiere Richemont	160,112	10,625
Clariant	325,139	5,907
Coca-Cola HBC	600,661	12,777
Dufry*	99,350	12,273
Emmi	1,144	628
Galenica (A)	2,865	4,326
Geberit	3,110	1,167
Givaudan	6,024	11,864
Julius Baer Group (A)	102,729	4,430
Lonza Group	48,950	8,316
Nestle	194,951	14,627
Novartis	438,936	31,947
Partners Group Holding	15,224	6,144
Roche Holding (A)	118,798	29,363
Schindler Holding	7,394	1,365
SGS	6,324	13,419
Sika	94	373
Sonova Holding	27,000	3,462
Swatch Group (A)	8,637	3,004
Swiss Life Holding	18,770	5,012
Swiss Re	77,782	7,221
TE Connectivity	65,600	4,062
Tecan Group	3,617	552
UBS Group	1,568,502	25,266
Wolseley (A)	13,737	778
Zurich Insurance Group	46,776	10,907

		244,735

Taiwan — 0.7%
Chunghwa Telecom	200,000	680
Hon Hai Precision Industry	1,927,968	5,080
Taiwan Semiconductor Manufacturing ADR	543,800	14,248
United Microelectronics ADR	257,109	535

		20,543

Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri	12,134	342

United Kingdom — 15.1%
3i Group	187,495	1,230
Admiral Group	24,282	692
Aon	59,000	6,163
ARM Holdings ADR	157,205	6,868
Associated British Foods (A)	106,122	5,108
AstraZeneca	66,419	3,725
Aviva	2,393,764	15,692

Description	Shares	Market Value ($ Thousands)
BAE Systems	92,366	$676
Balfour Beatty (A)	1,521,724	5,569
Barclays	7,753,886	16,717
Barratt Developments	156,347	1,260
Berendsen	83,679	1,447
Berkeley Group Holdings	17,882	827
BP	265,106	1,334
BP ADR	103,347	3,119
British American Tobacco	316,948	18,632
British Land‡	154,795	1,559
BT Group, Cl A	69,584	441
Bunzl (A)	281,309	8,179
Capita	13,653	204
Carnival	470,679	25,382
Compass Group	794,000	14,014
DCC	46,740	4,132
Diageo	344,633	9,320
Dialog Semiconductor*	140,718	5,576
Direct Line Insurance Group	216,619	1,153
Dixons Carphone	149,239	914
Domino’s Pizza Group*	419,770	6,082
DS Smith (A)	2,020,000	11,846
Fresnillo (A)	20,895	286
Genus	21,832	480
GlaxoSmithKline	892,613	18,115
Greggs	52,652	823
Hammerson‡	46,360	385
Hargreaves Lansdown (A)	41,481	801
Home Retail Group	334,209	796
Howden Joinery Group	607,400	4,174
HSBC Holdings	2,495,445	15,567
ICAP	25,755	176
Imperial Brands	36,838	2,045
Imperial Brands ADR	6,254	694
Inchcape	57,618	599
Indivior	114,855	269
Inmarsat (A)	70,208	993
International Consolidated Airlines Group	327,536	2,606
ITV	3,502,436	12,142
JD Sports Fashion	13,514	219
John Wood Group	60,945	539
Land Securities Group‡	97,076	1,536
Legal & General Group	1,175,525	3,974
Lloyds Banking Group	18,047,801	17,644
London Stock Exchange Group	50,028	2,028
Marks & Spencer Group (A)	435,716	2,544
Michael Page International	770,836	4,729
Mitie Group (A)	1,341,616	4,956
Mondi	227,149	4,362
National Grid	56,150	797
Next	21,277	1,651
Persimmon	75,671	2,268

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Petrofac (A)	21,756	$288
Prudential (A)	308,442	5,768
QinetiQ Group	319,745	1,048
Rank Group	28,837	105
Reckitt Benckiser Group	110,910	10,728
Regus	177,425	808
RELX (A)	491,946	9,150
Rentokil Initial	5,140,298	13,062
Rexam	14,439	132
Rightmove	11,198	678
Royal Bank of Scotland Group*	2,922,911	9,356
SABMiller	61,135	3,740
Sage Group (A)	58,929	533
Schroders (A)	89,942	3,468
Segro‡	116,190	685
Severn Trent	3,950	123
Shire (A)	42,437	2,415
Sky	31,798	468
Spectris	129,756	3,439
SSE (A)	722,156	15,486
St. James’s Place (A)	281,576	3,717
TalkTalk Telecom Group (A)	1,203,585	4,102
Taylor Wimpey	501,571	1,372
Tesco (A)	3,214,798	8,862
Travis Perkins (A)	158,635	4,166
Unilever	3,436	156
United Utilities Group	55,023	730
Vodafone Group	6,772,670	21,532
Whitbread (A)	2,091	119
Worldpay Group* (A) (B)	421,400	1,666
WPP	580,087	13,565

		427,526

United States — 3.8%
Atlassian, Cl A* (A)	30,900	777
Axis Capital Holdings	202,547	11,233
Chubb	85,960	10,242
Cognizant Technology Solutions, Cl A*	193,000	12,101
Core Laboratories (A)	68,505	7,701
Dave & Buster’s Entertainment*	156,476	6,068
Flextronics International*	536,917	6,475
Gilead Sciences	97,182	8,927
ICON* (A)	164,512	12,355
Lazard, Cl A (C)	128,915	5,002
ManpowerGroup	78,102	6,359
Markit* (A)	17,990	636
Nielsen Holdings	113,000	5,951
Perrigo (A)	42,920	5,491
Sensata Technologies Holding*	160,780	6,245

Description	Shares	Market Value ($ Thousands)
Taro Pharmaceutical Industries*	13,490	$1,932

		107,495

Total Common Stock (Cost $2,644,848) ($ Thousands)		2,634,968

PREFERRED STOCK — 1.2%

Germany — 0.8%
Draegerwerk	2,028	138
Fuchs Petrolub	7,052	315
Henkel	44,135	4,873
Volkswagen	134,449	17,137

		22,463

South Korea — 0.4%
Hyundai Motor	67,632	6,151
Samsung Electronics	5,239	5,071

		11,222

Total Preferred Stock (Cost $41,951) ($ Thousands)		33,685

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
0.380%** † (D)	219,396,853	219,397

Total Affiliated Partnership (Cost $219,397) ($ Thousands)		219,397

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.433%, 08/18/16 (E) (F)	$11,600	11,585

Total U.S. Treasury Obligation (Cost $11,580) ($ Thousands)		11,585

	Shares

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%** †	67,839,725	67,840

Total Cash Equivalent (Cost $67,840) ($ Thousands)		67,840

Total Investments — 105.0% (Cost $2,985,616) ($ Thousands)		$2,967,475

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	859	Jun-2016	$(509)
FTSE 100 Index	230	Jun-2016	109
Hang Seng Index	23	Apr-2016	62
SPI 200 Index	73	Jun-2016	(39)
Topix Index	166	Jun-2016	(45)

			$(422)

For the six months ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

Percentages are based on a Net Assets of $2,825,168 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $208,594 ($ Thousands).

(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of March 31, 2016, was $21,142 ($ Thousands) and represented 0.75%of net assets.

(C)	Security is a Master Limited Partnership. At March 31, 2016, such securities amounted to $5,002 ($ Thousands), or 0.18% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2016 was $219,397 ($Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

SPI — Share Price Index

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,634,968	$—	$—	$2,634,968
Preferred Stock	33,685	—	—	33,685
Affiliated Partnership	—	219,397	—	219,397
U.S. Treasury Obligation	—	11,585	—	11,585
Cash Equivalent	67,840	—	—	67,840

Total Investments in Securities	$2,736,493	$230,982	$—	$2,967,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$171	$—	$—	$171
Unrealized Depreciation	(593)	—	—	(593)

Total Other Financial Instruments	$(422)	$—	$—	$(422)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Market Equity Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Argentina — 0.8%
Arcos Dorados Holdings, Cl A*	320,900	$1,204
Cresud SACIF y A ADR*	28,537	332
Grupo Financiero Galicia ADR	24,867	704
IRSA Inversiones y Representaciones ADR*	37,925	567
MercadoLibre	38,607	4,550
YPF ADR	291,892	5,219

		12,576

Austria — 0.2%
Erste Group Bank	89,935	2,531

Brazil — 6.1%
Ambev	511,900	2,710
Ambev ADR	1,028,686	5,329
B2W Cia Digital*	779,853	3,136
Banco Bradesco ADR	1,001,079	7,458
Banco do Brasil	636,080	3,503
Banco Santander Brasil ADR (A)	291,215	1,354
BB Seguridade Participacoes	942,594	7,873
BM&FBovespa	216,400	934
Braskem ADR (A)	127,710	1,649
BRF	42,000	609
BRF ADR	129,774	1,845
CCR	550,463	2,178
CETIP - Mercados Organizados	53,900	610
Cielo	242,980	2,393
Cosan Industria e Comercio	290,000	2,568
Cyrela Brazil Realty Empreendimentos e Participacoes	406,800	1,190
EDP - Energias do Brasil	115,900	408
Embraer	22,600	151
Embraer ADR (A)	81,000	2,135
Estacio Participacoes	597,661	1,980
FPC Par Corretora de Seguros	420,600	1,448
Gerdau ADR	1,411,941	2,513

Description	Shares	Market Value ($ Thousands)
Hypermarcas*	548,960	$4,340
JBS	237,800	734
Klabin	168,600	926
Lojas Renner	572,800	3,372
Mahle-Metal Leve	41,600	278
MRV Engenharia e Participacoes	731,600	2,452
Multiplus	38,400	355
Petroleo Brasileiro ADR*	1,676,481	9,791
Raia Drogasil	66,900	985
Santos Brasil Participacoes	16,740	62
Telefonica Brasil ADR (A)	426,592	5,328
Tim Participacoes ADR	377,700	4,177
Ultrapar Participacoes	57,800	1,135
Vale ADR, Cl B (A)	172,345	726
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	209,900	1,759
WEG	80,700	317

		90,711

Canada — 0.7%
First Quantum Minerals	899,258	4,756
Pan American Silver	155,497	1,690
Parex Resources*	207,583	1,757
SEMAFO*	540,502	1,935

		10,138

Chile — 0.8%
Banco de Chile	12,425,327	1,338
Banco de Credito e Inversiones	3,356	136
Banco Santander Chile	23,472,732	1,143
Cia Cervecerias Unidas ADR	67,791	1,522
Embotelladora Andina ADR, Cl B	8,038	153
Empresas CMPC	633,210	1,480
Empresas COPEC	56,333	540
Enersis Americas ADR	104,325	1,450
SACI Falabella	483,870	3,385
Sociedad Quimica y Minera de Chile ADR (A)	78,900	1,621

		12,768

China — 17.4%
58.com ADR*	9,145	509
AAC Technologies Holdings (A)	245,180	1,874
Agricultural Bank of China	13,910,932	5,004
Alibaba Group Holding ADR* (A)	194,206	15,348
Angang Steel (A)	5,480,000	2,543
Anhui Conch Cement	1,793,000	4,808
ANTA Sports Products	1,220,000	2,686
Baidu ADR*	129,512	24,721
Bank of China	16,837,105	6,990
Beijing Capital International Airport	1,344,000	1,435
Changyou.com ADR*	139,600	2,622
China Communications Services	2,566,000	1,171
China Construction Bank	23,871,993	15,234

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
China Lesso Group Holdings (A)	391,000	$210
China Life Insurance	1,181,000	2,914
China Merchants Bank	470,576	989
China Petroleum & Chemical	12,311,839	8,079
China Resources Beer Holdings	610,000	1,136
China Shenhua Energy	859,500	1,352
China Telecom	3,634,000	1,921
China Vanke	2,047,524	5,021
Chongqing Rural Commercial Bank	2,726,612	1,441
CITIC Securities	1,814,900	4,254
Cogobuy Group* (A) (B)	632,000	862
Country Garden Holdings	5,355,000	2,126
Ctrip.com International ADR*	109,200	4,833
Datang International Power Generation	4,282,000	1,319
Dongfeng Motor Group	1,504,000	1,877
Evergrande Real Estate Group (A)	3,249,000	2,509
Guangzhou R&F Properties	2,652,800	3,803
Huaneng Power International	4,100,000	3,668
Industrial & Commercial Bank of China	35,290,768	19,746
JD.com ADR* (A)	74,616	1,977
Jiangsu Expressway	2,722,000	3,664
Jiangxi Copper	1,438,000	1,726
KWG Property Holding	2,295,370	1,509
NetEase ADR	6,894	990
New Oriental Education & Technology Group ADR (A)	75,529	2,613
Peak Sport Products (A)	500,000	123
PetroChina	250,000	166
PetroChina ADR	65,794	4,362
PICC Property & Casualty	2,933,800	5,379
Ping An Insurance Group of China	1,959,500	9,372
Qunar Cayman Islands ADR* (A)	30,200	1,199
Shanghai Electric Group	180,000	82
SINA*	161,300	7,641
Sinopec Engineering Group	1,507,000	1,220
Sinopharm Group	320,000	1,446
Sinotrans	1,528,000	668
Sohu.com*	217,009	10,751
Tencent Holdings	1,525,535	31,154
Tingyi Cayman Islands Holding (A)	1,546,000	1,728
TravelSky Technology	1,428,000	2,338
Tsingtao Brewery	306,000	1,162
Uni-President China Holdings (A)	4,622,400	3,689
Vipshop Holdings ADR*	256,466	3,303
Want Want China Holdings (A)	1,484,000	1,100
Weibo ADR*	56,600	1,016
Zhejiang Expressway	1,522,000	1,633
Zhuzhou CRRC Times Electric	581,775	3,398
ZTE	374,574	684

		259,098

Colombia — 0.4%
Bancolombia ADR, Cl R (A)	79,713	2,725

Description	Shares	Market Value ($ Thousands)
Cementos Argos	135,984	$526
Cemex Latam Holdings*	352,135	1,513
Interconexion Electrica ESP	204,992	590

		5,354

Czech Republic — 0.5%
CEZ (A)	112,144	1,981
Komercni Banka	22,123	4,893

		6,874

Egypt — 0.1%
Commercial International Bank Egypt GDR	168,485	598
Global Telecom Holding SAE GDR*	464,061	754

		1,352

Greece — 0.4%
Eurobank Ergasias*	2,563,569	2,276
FF Group	56,297	1,108
National Bank of Greece*	8,035,052	2,289

		5,673

Hong Kong — 8.3%
AIA Group	562,300	3,186
Beijing Enterprises Holdings	608,700	3,331
Brilliance China Automotive Holdings	4,785,708	4,954
Chaoda Modern Agriculture*	2,056,181	45
China Conch Venture Holdings (A)	700,500	1,382
China Everbright	908,000	1,906
China Everbright Bank	2,418,000	1,175
China Everbright International	4,666,100	5,210
China High Precision Automation Group (C)	1,385,624	–
China Medical System Holdings	4,654,200	6,456
China Mengniu Dairy	2,777,930	4,419
China Minsheng Banking	991,000	925
China Mobile	1,938,541	21,606
China Mobile ADR	118,140	6,551
China Power International Development	2,861,000	1,483
China Resources Power Holdings	630,000	1,178
China State Construction International Holdings	5,249,984	7,824
China Taiping Insurance Holdings*	1,048,582	2,304
CNOOC	7,632,007	9,013
Fuyao Glass Industry Group* (A) (B)	748,667	1,811
Galaxy Entertainment Group	1,396,000	5,237
Geely Automobile Holdings	8,381,700	4,150
GOME Electrical Appliances Holding	3,306,042	477
Haier Electronics Group	2,264,000	3,946
Hengan International Group	87,000	755
Hua Hong Semiconductor* (B)	1,467,300	1,466
Lee & Man Paper Manufacturing	3,187,960	2,182
Lenovo Group	2,320,000	1,807
Melco Crown Entertainment ADR (A)	80,600	1,331
PAX Global Technology (A)	1,151,999	1,153
Shanghai Fosun Pharmaceutical Group	349,500	964
Shanghai Industrial Holdings	640,000	1,508

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Market Equity Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Shimao Property Holdings	677,500	$1,003
Sino Biopharmaceutical	337,000	253
Skyworth Digital Holdings	2,290,000	1,417
SMI Holdings Group (A)	8,716,000	843
Sunny Optical Technology Group (A)	2,515,707	7,070
Techtronic Industries	427,000	1,687
Tianneng Power International	384,000	343
Xinyi Solar Holdings	4,056,000	1,443

		123,794

Hungary — 0.5%
MOL Hungarian Oil & Gas	21,474	1,292
OTP Bank	92,410	2,322
Richter Gedeon Nyrt	193,242	3,854

		7,468

India — 7.9%
Adani Ports & Special Economic Zone	332,458	1,244
Aurobindo Pharma	430,307	4,840
Axis Bank	541,249	3,630
Bajaj Auto	35,805	1,301
Bharat Petroleum	139,711	1,908
Cairn India	1,296,817	3,013
Ceat	102,837	1,688
Coal India	566,225	2,496
Cummins India	345,073	4,387
Dabur India	1,010,452	3,813
Dewan Housing Finance	753,200	2,233
Glenmark Pharmaceuticals	439,989	5,282
HDFC Bank ADR (A)	109,145	6,727
Hindustan Petroleum	131,101	1,560
Hindustan Unilever	230,242	3,023
Hindustan Zinc	144,735	401
Housing Development Finance	58,601	978
ICICI Bank ADR (A)	733,520	5,252
IFCI	737,425	275
Indian Oil	165,268	982
IndusInd Bank	236,500	3,456
Infosys	420,140	7,729
Infosys ADR (A)	71,522	1,360
InterGlobe Aviation* (B)	175,512	2,314
ITC	77,918	386
Maruti Udyog	38,800	2,177
NHPC	423,760	155
NTPC	672,959	1,309
Oil & Natural Gas	575,192	1,860
Power Finance	278,814	721
Power Grid Corp of India	1,526,119	3,206
Prestige Estates Projects	687,615	1,794
Reliance Capital	226,221	1,258
Reliance Industries	194,441	3,069
Reliance Industries GDR (B)	422,008	12,935
Rural Electrification	579,514	1,454
SH Kelkar (B)	412,379	1,415

Description	Shares	Market Value ($ Thousands)
Shriram Transport Finance	146,118	$2,103
SKS Microfinance*	272,257	2,244
Sun TV Network	217,635	1,241
Syndicate Bank	396,022	405
Tata Chemicals	191,289	1,080
Tata Consultancy Services	96,031	3,655
Tata Motors ADR* (A)	38,625	1,122
Wipro	159,872	1,362
Wipro ADR (A)	133,045	1,674
WNS Holdings ADR*	11,629	356
Zee Entertainment Enterprises	265,651	1,552

		118,425

Indonesia — 2.2%
AKR Corporindo	3,945,400	2,068
Astra International	2,491,100	1,362
Bank Pembangunan Daerah Jawa Barat Dan Banten	4,107,500	299
Bank Rakyat Indonesia Persero	6,158,895	5,307
Bumi Serpong Damai	5,930,100	821
Gudang Garam	564,800	2,781
Indofood CBP Sukses Makmur	325,600	373
Kalbe Farma	12,688,500	1,383
Link Net*	4,212,400	1,304
Matahari Department Store	1,396,500	1,932
Pakuwon Jati	10,800,000	394
Semen Indonesia Persero	2,804,900	2,152
Sumber Alfaria Trijaya	42,526,700	1,908
Tambang Batubara Bukit Asam	1,571,300	743
Telekomunikasi Indonesia Persero	27,850,680	6,984
United Tractors	1,944,500	2,244
Waskita Karya Persero	1,293,900	196

		32,251

Jordan — 0.2%
Hikma Pharmaceuticals (A)	87,120	2,479

Malaysia — 0.6%
AirAsia	2,454,700	1,151
AMMB Holdings	867,400	1,023
Astro Malaysia Holdings	2,051,400	1,572
Berjaya Sports Toto	549,000	445
British American Tobacco Malaysia	53,251	738
Inari Amertron	1,391,975	1,149
Petronas Chemicals Group	480,500	826
Sunway	274,900	221
Top Glove	407,200	524
UEM Sunrise	2,661,895	778

		8,427

Mexico — 4.7%
Alsea	271,200	1,026
America Movil, Ser L	3,039,174	2,383
America Movil ADR, Ser L (A)	164,675	2,557
Arca Continental	399,800	2,798

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Cemex ADR*	928,082	$6,756
Coca-Cola Femsa ADR (A)	11,555	960
Controladora Comercial Mexicana	214,300	404
El Puerto de Liverpool	52,200	622
Fomento Economico Mexicano	164,300	1,596
Fomento Economico Mexicano ADR (A)	50,528	4,866
Gentera (A)	430,200	856
Gruma, Cl B	70,532	1,128
Grupo Aeroportuario del Pacifico, Cl B	94,000	843
Grupo Financiero Banorte, Cl O	2,632,755	15,041
Grupo Financiero Santander Mexico ADR (A)	274,478	2,479
Grupo GICSA*	2,162,500	1,736
Grupo Mexico, Ser B	1,155,400	2,810
Grupo Televisa ADR	219,192	6,019
Industrias Bachoco ADR	4,165	214
Infraestructura Energetica Nova	520,400	2,132
Inmobiliaria Vesta	1,887,600	2,852
Kimberly-Clark de Mexico, Cl A	106,100	258
La Comer*	214,300	229
Megacable Holdings	68,800	288
Nemak (B)	1,474,217	2,137
Telesites*	52,919	30
Unifin Financiera	725,700	2,050
Wal-Mart de Mexico	1,839,736	4,391

		69,461

Pakistan — 0.1%
United Bank	1,400,500	2,022

Peru — 0.8%
Cia de Minas Buenaventura ADR*	39,946	294
Credicorp	88,273	11,565

		11,859

Philippines — 1.1%
Ayala	205,710	3,351
BDO Unibank	1,271,153	2,824
Cebu Air	201,950	393
International Container Terminal Services	1,369,654	2,014
Philippine Long Distance Telephone	29,470	1,267
SM Investments	81,320	1,677
SM Prime Holdings	2,357,400	1,124
Universal Robina	739,180	3,480
Vista Land & Lifescapes	2,371,200	240

		16,370

Poland — 0.6%
Asseco Poland	32,702	532
Eurocash	206,841	2,965
KGHM Polska Miedz	103,720	2,121
PGE Polska Grupa Energetyczna	310,307	1,165
Polish Oil & Gas	457,542	654
Powszechna Kasa Oszczednosci Bank Polski	100,784	753

Description	Shares	Market Value ($ Thousands)
Tauron Polska Energia	857,976	$694

		8,884

Portugal — 0.1%
Jeronimo Martins	131,375	2,153

Qatar — 0.1%
Barwa Real Estate	161,740	1,608
United Development	64,728	350

		1,958

Romania — 0.1%
Banca Transilvania*	2,013,765	1,381

Russia — 4.8%
Etalon Group GDR	56,800	104
Gazprom ADR	1,441,448	6,214
Lukoil ADR	213,009	8,223
Magnit GDR (A)	161,218	6,441
MegaFon GDR	91,234	1,004
Mobile TeleSystems ADR	209,266	1,693
NovaTek GDR (A)	28,390	2,551
Novolipetsk Steel GDR	139,617	1,745
QIWI ADR	89,800	1,301
Rosneft GDR	811,305	3,685
Sberbank of Russia ADR (A)	2,704,191	18,770
Severstal GDR	140,054	1,482
Sistema GDR	55,343	358
Surgutneftegas ADR	224,162	1,311
Tatneft PAO ADR (A)	79,422	2,538
TMK GDR	191,166	579
X5 Retail Group GDR*	360,534	7,643
Yandex, Cl A*	368,980	5,653

		71,295

Singapore — 0.1%
Asian Pay Television Trust	3,829,900	1,593

South Africa — 4.6%
Alexander Forbes Group Holdings (A)	4,512,654	2,056
AngloGold Ashanti ADR*	58,100	795
Aspen Pharmacare Holdings	116,918	2,545
AVI	96,691	571
Barclays Africa Group	157,710	1,604
Barloworld	73,229	376
Bidvest Group	292,440	7,416
Clicks Group	55,416	366
DataTec	74,779	234
FirstRand (A)	1,879,122	6,180
Foschini Group	52,192	502
Gold Fields	401,567	1,596
Impala Platinum Holdings* (A)	318,428	1,018
Imperial Holdings	103,074	1,054
Investec (A)	443,501	3,293
Liberty Holdings	163,137	1,604
Life Healthcare Group Holdings	1,232,121	2,989

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Market Equity Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
MMI Holdings	882,813	$1,495
Mondi	162,848	3,144
Mr Price Group	161,100	1,943
MTN Group	193,635	1,780
Murray & Roberts Holdings (A)	336,265	288
Naspers, Cl N	51,256	7,182
Netcare	362,344	889
Old Mutual	160,230	446
Peregrine Holdings	27,213	50
Petra Diamonds (A)	760,904	1,151
Redefine Properties‡	150,926	123
RMB Holdings (A)	409,060	1,704
Sappi*	180,100	800
Sasol	157,281	4,722
SPAR Group	127,970	1,731
Standard Bank Group (A)	425,883	3,836
Telkom	107,522	421
Tongaat Hulett	19,087	136
Truworths International	146,868	981
Tsogo Sun Holdings	566,231	910
Vodacom Group	112,224	1,225
Vukile Property Fund ‡	36,998	43
Wilson Bayly Holmes-Ovcon	19,986	162

		69,361

South Korea — 12.6%
Amorepacific	1,155	390
BGF retail	28,282	4,056
CJ CGV	20,201	1,744
Coway	118,075	9,964
DGB Financial Group	48,626	378
Dongbu Insurance	75,635	5,020
GS Retail	41,886	1,727
Hanil Cement	1,745	142
Hankook Tire	45,871	2,182
Hanon Systems	135,511	1,090
Hansae	53,137	2,635
Hansol Technics*	47,286	833
Hanwha Life Insurance	79,270	464
Hanwha Techwin	48,499	1,711
Hite Jinro	28,341	716
Hyosung	19,527	2,459
Hyundai Development	130,223	5,232
Hyundai Marine & Fire Insurance	105,799	3,071
Hyundai Motor	43,475	5,797
Kangwon Land	111,052	3,972
KB Financial Group ADR (A)	64,497	1,779
KCC	8,106	2,949
Kia Motors	99,149	4,188
Korea Aerospace Industries	43,842	2,500
KT Skylife	11,707	170
KT&G	54,475	5,240
LG	63,883	3,827

Description	Shares	Market Value ($ Thousands)
LG Chem	19,231	$5,507
LG Household & Health Care	222	183
LG Uplus	256,205	2,476
Lotte Chemical	11,410	3,407
Lotte Chilsung Beverage	1,807	2,874
Lotte Confectionery	1,710	3,840
Mando	11,588	1,586
NAVER	16,314	9,087
NCSoft	27,537	6,104
Orion	621	496
POSCO	11,005	2,112
Posco Daewoo	92,724	1,751
S-1, Cl 1	13,519	1,045
Samlip General Foods	4,181	782
Samsung Electronics	39,889	45,763
Samsung Life Insurance	33,685	3,461
Seah Besteel	12,579	303
SFA Engineering	61,913	3,286
Shinhan Financial Group	53,845	1,907
SK Hynix	142,685	3,512
SK Telecom	7,663	1,397
SK Telecom ADR	366,420	7,391
Tongyang Life Insurance	57,460	593
Vieworks	45,697	1,982
Woori Bank	171,561	1,419
Yuhan	8,231	2,019

		188,519

Taiwan — 10.1%
Accton Technology	212,100	232
Advanced Ceramic X*	29,700	167
Advanced Semiconductor Engineering	5,010,000	5,830
Asustek Computer	462,000	4,149
Catcher Technology	158,000	1,296
Cathay Financial Holding	2,112,987	2,531
Chailease Holding	319,404	557
Cheng Shin Rubber Industry	475,000	955
Chicony Electronics	229,065	589
China Steel Chemical	328,300	1,158
Compal Electronics	3,278,000	2,057
CTBC Financial Holding	2,138,088	1,129
CTCI	205,000	269
Delta Electronics	67,200	297
Eclat Textile	233,006	3,066
Elite Advanced Laser	300,400	1,680
eMemory Technology	248,800	2,876
Farglory Land Development	297,043	342
Foxconn Technology	1,223,000	2,744
Fubon Financial Holding	2,579,000	3,285
Gigasolar Materials	50,000	865
Hermes Microvision	105,200	3,007
Highwealth Construction	1,731,100	2,528
Hiwin Technologies	185,630	822

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Hon Hai Precision Industry	4,302,367	$11,336
Hota Industrial Manufacturing	1,171,884	5,098
Hu Lane Associate	436,600	2,082
Kenda Rubber Industrial	224,702	358
Kingpak Technology*	71,600	885
King’s Town Bank	557,000	383
Largan Precision	29,000	2,248
Lite-On Technology	1,301,296	1,589
MediaTek	923,100	7,084
Mega Financial Holding	786,000	559
Merida Industry	209,000	925
Nan Ya Plastics	809,000	1,699
Pegatron	1,773,000	4,137
Pou Chen	1,221,000	1,556
Powertech Technology	1,238,000	2,808
Radiant Opto-Electronics	1,300,050	2,521
Realtek Semiconductor	380,173	1,045
Sercomm	635,411	1,617
Silicon Motion Technology ADR	74,300	2,884
Simplo Technology	473,000	1,698
Taiwan Semiconductor Manufacturing	6,868,490	34,573
Taiwan Semiconductor Manufacturing ADR (A)	387,910	10,163
Teco Electric and Machinery	951,000	776
Tung Thih Electronic	191,000	3,145
Uni-President Enterprises	114,000	200
United Microelectronics	3,058,000	1,264
Vanguard International Semiconductor	683,000	1,068
WPG Holdings	1,671,000	1,781
Yeong Guan Energy Technology Group	53,000	376
Yuanta Financial Holding	5,018,677	1,793

		150,082

Thailand — 1.5%
AP Thailand NVDR	2,502,800	434
Bangkok Bank Foreign	484,100	2,504
Bangkok Dusit Medical Services	2,282,000	1,518
Bangkok Dusit Medical Services, Cl F (A)	964,400	641
Bangkok Expressway & Metro*	5,283,100	833
Banpu (A)	970,500	461
Central Pattana	1,245,800	1,824
CP ALL	1,214,000	1,579
CP Seven Eleven PCL (A)	48,300	63
Delta Electronics Thailand NVDR (A)	388,300	960
Hana Microelectronics	292,900	298
Kasikornbank NVDR	310,591	1,527
Krung Thai Bank NVDR (A)	1,633,900	868
Minor International NVDR	942,100	991
PTT	251,350	2,000
PTT Global Chemical	1,148,900	1,976
PTT Global Chemical NVDR (A)	358,200	616
Ratchaburi Electricity Generating Holding NVDR (A)	211,200	305

Description	Shares	Market Value ($ Thousands)
Sino-Thai Engineering & Construction	2,503,000	$1,615
Thanachart Capital NVDR (A)	789,200	847
Tisco Financial Group	276,600	358

		22,218

Turkey — 2.5%
Akbank	1,491,267	4,248
Anadolu Efes Biracilik Ve Malt Sanayii (A)	204,070	1,554
Arcelik	97,698	665
Aselsan Elektronik Sanayi Ve Ticaret (A)	329,570	2,142
Brisa Bridgestone Sabanci Sanayi ve Ticaret (A)	31,208	86
Coca-Cola Icecek	113,031	1,649
Emlak Konut Gayrimenkul Yatirim Ortakligi‡ (A)	3,180,530	3,242
Eregli Demir ve Celik Fabrikalari	1,104,418	1,663
Ford Otomotiv Sanayi	35,336	466
KOC Holding	336,154	1,708
Koza Altin Isletmeleri	23,343	150
TAV Havalimanlari Holding	189,282	1,130
Tofas Turk Otomobil Fabrikasi (A)	336,562	2,732
Tupras Turkiye Petrol Rafinerileri	44,743	1,261
Turk Hava Yollari* (A)	491,498	1,360
Turkcell Iletisim Hizmetleri ADR	120,935	1,271
Turkiye Garanti Bankasi	1,876,503	5,491
Turkiye Halk Bankasi (A)	234,951	874
Turkiye Is Bankasi, Cl C	867,368	1,435
Turkiye Vakiflar Bankasi Tao, Cl D	168,945	283
Ulker Biskuvi Sanayi (A)	478,614	3,553

		36,963

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank	560,791	1,023
Air Arabia	2,133,787	715
Emaar Properties	3,085,681	5,057
Union National Bank	145,237	146

		6,941

United Kingdom — 0.3%
SABMiller	78,020	4,756
Tullow Oil (A)	124,393	352

		5,108

United States — 0.2%
Freeport-McMoRan (A)	176,890	1,829
PriceSmart	13,465	1,139

		2,968

Total Common Stock (Cost $1,485,910) ($ Thousands)		1,369,055

	Number of Participation Notes

PARTICIPATION NOTES — 2.1%

China — 0.5%
China Vanke, Expires 06/29/2020*	574	2,170

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Market Equity Fund (Concluded)

March 31, 2016

Description	Number of Participation Notes	Market Value ($ Thousands)

Huangshan Tourism Development, Expires 11/06/2020*	261	$967
Inner Mongolia, Expires 12/12/2016*	636	1,432
Poly Real Estate Group, Expires 02/21/2021*	2,239	2,938

		7,507

India — 1.3%
Axis Bank, Expires 06/13/2018*	848	5,680
IRB Infrastructure Developers, Expires 06/25/2020*	1,018	3,574
Tata Motors, Expires 06/25/2020*	879	5,126
UPL, Expires 03/18/2019*	280	2,019
Zee Entertainment Enterprises, Expires 09/03/2019*	377	2,203

		18,602

Saudi Arabia — 0.2%
Al Tayyar, Expires 03/05/2018*	44	403
Al Tayyar Travel Group, Expires 03/05/2018*	74	692
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017*	105	1,164

		2,259

Switzerland — 0.1%
CITIC Securities, Expires 10/22/2019*	725	1,998

Vietnam — 0.0%
Hoa Phat Group, Expires 07/24/2018*	547	717

Total Participation Notes (Cost $34,759) ($ Thousands)		31,083

	Shares

PREFERRED STOCK — 1.5%

Brazil — 1.2%
Banco Bradesco	310,200	2,360
Braskem	101,100	663
Cia Brasileira de Distribuicao	58,600	826
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	125,000	1,739
Cia Energetica de Sao Paulo, Cl B	103,700	463
Cia Paranaense de Energia	105,300	845
Itau Unibanco Holding	600,006	5,267
Itau Unibanco Holding ADR (A)	553,004	4,750
Itausa - Investimentos Itau	309,177	707
Petroleo Brasileiro ADR, Cl A*	244,300	1,107

		18,727

Chile — 0.1%
Sociedad Quimica y Minera de Chile, Cl B	45,839	946

Colombia — 0.0%
Bancolombia	66,398	568

Description		Shares	Market Value ($ Thousands)

South Korea — 0.2%
Samsung Electronics		2,503	$2,423

Total Preferred Stock (Cost $31,127) ($ Thousands)			22,664

EXCHANGE TRADED FUND — 1.4%

United States — 1.4%
iShares MSCI Emerging Markets ETF (A)		599,968	20,549

Total Exchange Traded Fund (Cost $20,830) ($ Thousands)			20,549

		Number of Rights

RIGHTS — 0.0%

Chile — 0.0%
Banco de Credito e Inversiones, Expires 04/19/2016*		—	1

Taiwan — 0.0%
Fubon Financial Holding, Expires 04/13/2016*		113	—

Total Rights (Cost $—) ($ Thousands)			1

		Face Amount (Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (D)	BRL	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

		Shares

AFFILIATED PARTNERSHIP — 9.4%
SEI Liquidity Fund, L.P.
0.380%** † (E)		139,597,514	139,598

Total Affiliated Partnership (Cost $139,598) ($ Thousands)			139,598

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	7,392,992	$7,393

Total Cash Equivalent (Cost $7,393) ($ Thousands)		7,393

Total Investments — 106.8% (Cost $1,719,617) ($ Thousands)		$1,590,343

Percentages are based on a Net Assets of $1,489,166 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $134,753 ($ Thousands).

(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of March 31, 2016, was $22,940 ($ Thousands) and represented 1.54% of net assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2016 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2016 was $139,598 ($Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,369,055	$—	$—	$1,369,055
Participation Notes	—	31,083	—	31,083
Preferred Stock	22,664	—	—	22,664
Exchange Traded Fund	20,549	—	—	20,549
Rights	1	—	—	1
Affiliated Partnership	—	139,598	—	139,598
Cash Equivalent	7,393	—	—	7,393

Total Investments in Securities	$1,419,662	$170,681	$—	$1,590,343

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.5%

Australia — 4.1%
Aurizon Network MTN
2.000%, 09/18/24	EUR	300	$325
Australia & New Zealand Banking Group MTN
3.625%, 07/18/22		300	410
Commonwealth Bank of Australia MTN
1.375%, 01/22/19		560	662
Government of Australia
4.500%, 04/15/20	AUD	270	228
4.500%, 04/21/33		285	266
3.750%, 04/21/37		845	716
3.250%, 04/21/25		3,440	2,819
2.750%, 04/21/24		1,785	1,410
Government of Australia, Ser 122
5.250%, 03/15/19		2,000	1,685
Government of Australia, Ser 124
5.750%, 05/15/21		11,870	10,741
National Australia Bank MTN
2.625%, 01/13/17	EUR	370	431
Queensland Treasury, Ser 17
6.000%, 09/14/17	AUD	780	634
Westpac Banking MTN
1.500%, 03/24/21	EUR	220	266
1.375%, 04/17/20		230	275

			20,868

Austria — 0.3%
Republic of Austria
4.150%, 03/15/37 (A)		115	207
3.650%, 04/20/22 (A)		290	406
3.150%, 06/20/44 (A)		150	251
1.950%, 06/18/19 (A)		280	343
1.650%, 10/21/24 (A)		225	288

			1,495

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Belgium — 1.3%
Anheuser-Busch InBev MTN
2.750%, 03/17/36	EUR	600	$727
2.000%, 03/17/28		600	711
1.500%, 03/17/25		700	818
Kingdom of Belgium
3.750%, 06/22/45		338	604
3.000%, 06/22/34 (A)		350	526
1.000%, 06/22/31 (A)		710	813
0.800%, 06/22/25 (A)		715	846
Kingdom of Belgium, Ser 44
5.000%, 03/28/35 (A)		150	286
Kingdom of Belgium, Ser 58
3.750%, 09/28/20 (A)		496	668
Kingdom of Belgium, Ser 69
1.250%, 06/22/18		545	644

			6,643

Brazil — 0.6%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17	BRL	6,260	1,722
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/27		6,232	1,409
Embraer Overseas
5.696%, 09/16/23	$	40	38

			3,169

Canada — 4.5%
Bank of Nova Scotia MTN
0.750%, 09/17/21	EUR	570	667
Bell Canada MTN
5.000%, 02/15/17 (A)	CAD	270	215
4.700%, 09/11/23		80	70
3.350%, 06/18/19		29	24
3.250%, 06/17/20		95	77
CDP Financial
4.400%, 11/25/19 (A)	$	850	936
Cenovus Energy
5.700%, 10/15/19		89	89
3.000%, 08/15/22		22	20
Government of Canada
5.750%, 06/01/33	CAD	1,140	1,384
5.000%, 06/01/37		1,300	1,525
4.250%, 12/01/21		611	600
4.000%, 06/01/41		1,035	1,111
3.500%, 12/01/45		165	170
1.750%, 09/01/19		1,000	804
1.500%, 09/01/17		1,945	1,524
0.750%, 03/01/21		525	407
Husky Energy
7.250%, 12/15/19	$	53	59
Muskrat Falls
3.630%, 06/01/29 (A)	CAD	340	300

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

National Bank of Canada
1.500%, 03/25/21	EUR	567	$688
NOVA Chemicals
5.250%, 08/01/23 (A)	$	150	147
Province of British Columbia
3.250%, 12/18/21	CAD	1,150	976
2.250%, 03/01/19		575	461
Province of Manitoba Canada
3.850%, 12/01/21		710	615
Province of Ontario Canada
3.500%, 06/02/24		1,200	1,030
3.450%, 06/02/45		245	202
3.150%, 06/02/22		2,000	1,683
2.600%, 06/02/25		1,614	1,291
2.400%, 06/02/26		585	456
2.100%, 09/08/18		1,295	1,028
Province of Quebec Canada
4.500%, 12/01/18		1,190	1,004
3.500%, 12/01/45		145	120
3.000%, 09/01/23		500	417
2.750%, 09/01/25		2,175	1,759
Rogers Communications
4.000%, 06/06/22		165	139
Royal Bank of Canada
1.625%, 08/04/20	EUR	290	352
Yamana Gold
4.950%, 07/15/24	$	316	267

			22,617

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/20	EUR	240	289
Tencent Holdings MTN
3.375%, 05/02/19 (A)		390	404

			693

Colombia — 0.0%
Ecopetrol
7.375%, 09/18/43	$	121	111
5.875%, 05/28/45		109	86

			197

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/22	CZK	4,150	226
3.875%, 05/24/22	EUR	50	70
Government of Czech Republic, Ser 51
4.000%, 04/11/17	CZK	8,050	353

			649

Denmark — 1.3%
Danske Bank
5.375%, 09/29/21 (B)	GBP	170	251
3.875%, 10/04/23 (B)	EUR	150	182
3.500%, 04/16/18		155	190

Description		Face Amount (Thousands)	Market Value ($ Thousands)

DONG Energy MTN
5.750%, 04/09/40	GBP	200	$359
Kingdom of Denmark
4.500%, 11/15/39	DKK	1,300	347
4.000%, 11/15/17		1,600	262
3.000%, 11/15/21		21,800	3,906
1.500%, 11/15/23		670	113
0.100%, 11/15/23		5,795	932

			6,542

Finland — 0.6%
Government of Finland
2.625%, 07/04/42 (A)	EUR	55	86
1.500%, 04/15/23 (A)		340	427
0.875%, 09/15/25 (A)		1,650	1,969
Nordea Bank Finland MTN
2.375%, 07/17/17		190	223
2.250%, 05/03/19		170	208

			2,913

France — 7.0%
ALD International MTN
2.000%, 05/26/17		500	581
Arkema MTN
3.850%, 04/30/20		200	259
1.500%, 01/20/25		300	344
AXA MTN
5.625%, 01/16/54 (B)	GBP	302	412
BNP Paribas
5.019%, 12/31/49 (B)	EUR	250	291
4.730%, 04/12/49 (B)		200	228
BNP Paribas Home Loan MTN
3.125%, 03/22/22		200	268
BPCE
6.117%, 10/29/49 (B)		150	180
5.250%, 04/16/29	GBP	100	147
1.750%, 11/29/19	EUR	600	728
Bureau Veritas
3.125%, 01/21/21		100	122
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/19		100	118
Caisse de Refinancement de l’Habitat
3.750%, 12/12/16		400	468
3.500%, 04/25/17		350	414
Caisse Francaise de Financement Local MTN
4.875%, 07/03/17		220	266
3.750%, 05/18/16		225	258
3.625%, 02/26/18		63	77
Christian Dior
1.375%, 06/19/19		300	350
Credit Agricole MTN
6.637%, 05/29/49 (B)	$	335	328

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

0.875%, 01/19/22	EUR	600	$695
Credit Agricole Home Loan MTN
3.250%, 03/23/17		100	118
2.875%, 09/09/16		300	346
Dexia Credit Local MTN
2.000%, 01/22/21		200	247
1.625%, 10/29/18		565	672
1.375%, 09/18/19		500	596
0.625%, 01/21/22		1,550	1,796
Electricite de France
6.500%, 01/26/19 (A)	$	250	281
Elis
3.000%, 04/30/22		250	286
Europcar Groupe
5.750%, 06/15/22	EUR	145	173
France Government Bond OAT
0.500%, 05/25/25 (C)		3,855	4,459
0.000%, 05/25/20		1,590	1,830
French Treasury Note
1.000%, 07/25/17		850	987
Government of France
4.750%, 04/25/35		85	158
4.500%, 04/25/41		220	425
4.000%, 10/25/38		285	502
3.250%, 05/25/45		1,155	1,903
2.500%, 05/25/30		1,975	2,749
2.250%, 05/25/24		1,515	2,015
0.500%, 11/25/19		2,040	2,392
Iliand
4.875%, 06/01/16		300	344
Infra Foch
2.125%, 04/16/25		1,000	1,216
Klepierre MTN
1.000%, 04/17/23		100	115
Lafarge MTN
4.750%, 03/23/20		195	257
Loxam SAS
7.000%, 07/23/22		150	178
Publicis Groupe
1.125%, 12/16/21		600	694
RCI Banque MTN
1.375%, 11/17/20		225	265
Renault MTN
3.625%, 09/19/18		450	553
Societe Generale MTN
6.999%, 12/29/49 (B)		150	183
5.922%, 04/05/17 (A) (B)	$	180	178
5.750%, 04/20/16 (A)		111	111
3.250%, 06/06/16	EUR	400	458
Synlab Bondco
6.250%, 07/01/22 (A)		160	193

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Unibail-Rodamco MTN
2.375%, 02/25/21	EUR	500	$623
Veolia Environnement MTN
4.625%, 03/30/27		200	304
Wendel
5.875%, 09/17/19		800	1,061
2.500%, 02/09/27		300	324

			35,526

Germany — 7.1%
Allianz
2.241%, 07/07/45 (B)		800	858
Bundesobligation
0.500%, 02/23/18		850	987
Bundesrepublik Deutschland
6.250%, 01/04/30		770	1,571
4.000%, 01/04/37		75	140
2.500%, 07/04/44		515	837
2.500%, 08/15/46		200	329
2.250%, 09/04/21		1,120	1,456
2.000%, 01/04/22		200	258
1.500%, 05/15/24		200	257
1.000%, 08/15/25		3,275	4,044
0.500%, 02/15/26		300	353
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		470	920
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		1,520	2,973
Bundesschatzanweisungen
0.000%, 12/16/16		10,750	12,289
Continental MTN
3.125%, 09/09/20		600	766
Deutsche Bank MTN
5.000%, 06/24/20		450	545
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/23		1,224	1,496
E.ON International Finance MTN
6.000%, 10/30/19	GBP	300	485
FMS Wertmanagement
1.125%, 12/07/16		600	864
Grand City Properties
1.500%, 04/17/25	EUR	1,400	1,528
KFW
3.375%, 08/30/17	CHF	370	408
Muenchener Rueckversicherungs MTN
6.250%, 05/26/42 (B)	EUR	100	140
ProSiebenSat.1 Media
2.625%, 04/15/21		300	360
RWE Finance MTN
6.500%, 08/10/21		120	175
ThyssenKrupp MTN
2.500%, 02/25/25		260	283

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Vier Gas Transport GmbH MTN
2.875%, 06/12/25	EUR	200	$261
Volkswagen Financial Services MTN
1.750%, 08/21/17	GBP	230	329
Vonovia Finance MTN
2.125%, 07/09/22	EUR	177	215
Wuerth Finance International MTN
1.750%, 05/21/20		150	182
1.000%, 05/19/22		500	588

			35,897

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/17	$	106	104
7.875%, 08/07/23		200	159

			263

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/22	EUR	245	265

Hong Kong — 0.1%
Hutchison Whampoa Finance 14
1.375%, 10/31/21		550	637

Indonesia — 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/21		730	856

Ireland — 1.8%
AIB Mortgage Bank MTN
2.625%, 07/29/16		400	459
0.625%, 07/27/20		305	354
Bank of Ireland MTN
4.250%, 06/11/24 (B)		1,020	1,161
Bank of Ireland Mortgage Bank
1.750%, 03/19/19		450	538
0.500%, 01/20/20		305	353
CRH Funding MTN
1.875%, 01/09/24		225	271
Ireland Government Bond
5.400%, 03/13/25		293	470
4.500%, 10/18/18		345	441
4.500%, 04/18/20		300	405
3.400%, 03/18/24		1,125	1,568
2.400%, 05/15/30		245	325
2.000%, 02/18/45		1,750	2,139
0.800%, 03/15/22		300	354

			8,838

Israel — 0.1%
Israel Government Bond
4.250%, 03/31/23	ILS	750	238

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Italy — 8.4%
Assicurazioni Generali MTN
7.750%, 12/12/42 (B)	EUR	300	$410
5.125%, 09/16/24		375	552
Banca Monte dei Paschi di Siena MTN
4.875%, 09/15/16		700	813
Banca Popolare di Milano Scarl MTN
0.875%, 09/14/22		295	340
Banco Popolare SC MTN
3.500%, 03/14/19		350	408
Buoni Poliennali Del Tesoro
4.000%, 02/01/37		450	676
Edison MTN
3.875%, 11/10/17		600	724
Eni MTN
3.625%, 01/29/29		600	825
FCA Capital Ireland MTN
2.875%, 01/26/18		210	248
2.625%, 04/17/19		350	419
Generali Finance MTN
4.596%, 11/30/49 (B)		550	588
Intesa Sanpaolo MTN
5.017%, 06/26/24 (A)	$	200	187
4.000%, 11/09/17	EUR	368	444
3.928%, 09/15/26		550	642
1.125%, 03/04/22		200	227
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/22		3,255	4,851
5.000%, 08/01/34		335	560
5.000%, 09/01/40		1,000	1,720
4.750%, 09/01/21		3,250	4,559
4.750%, 09/01/44 (A)		300	513
4.500%, 03/01/24		1,750	2,529
4.000%, 09/01/20		2,355	3,127
3.750%, 05/01/21		561	747
3.750%, 09/01/24		1,265	1,752
3.500%, 03/01/30 (A)		1,290	1,807
3.250%, 09/01/46 (A)		775	1,054
2.600%, 09/15/23		956	1,289
2.500%, 12/01/24		350	445
1.500%, 08/01/19		1,145	1,365
1.350%, 04/15/22		4,037	4,810
1.150%, 05/15/17		1,245	1,437
0.750%, 01/15/18		720	832
Snam MTN
1.375%, 11/19/23		125	148
UniCredit MTN
5.750%, 10/28/25 (B)		350	418
3.000%, 01/31/24		460	616
Wind Acquisition Finance
4.750%, 07/15/20 (A)	$	200	189

			42,271

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Japan — 21.2%
Government of Japan
0.100%, 09/10/24	JPY	328,096	$3,072
Government of Japan 10 Year Bond
0.900%, 06/20/22		94,950	903
0.800%, 09/20/23		927,250	8,855
0.400%, 06/20/25		300,000	2,790
0.300%, 12/20/24		204,250	1,884
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		85,300	801
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		295,600	2,798
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/21		750,000	7,170
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/21		157,700	1,494
Government of Japan 20 Year Bond
1.700%, 06/20/33		444,850	4,886
1.400%, 09/20/34		558,000	5,877
1.000%, 12/20/35		30,000	296
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/28		46,600	525
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		249,200	2,803
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/31		55,000	616
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/32		34,850	383
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/33		298,400	3,232
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/33		146,650	1,568
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/22		107,000	1,078
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		352,000	3,893
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		322,500	3,975
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		827,000	9,846
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/41		55,700	688

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/42	JPY	94,450	$1,139
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/43		346,250	4,055
Government of Japan 30 Year Bond, Ser 44
1.700%, 09/20/44		195,000	2,262
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/53		35,000	444
Government of Japan 5 Year Bond
0.300%, 09/20/18		713,600	6,432
0.200%, 06/20/19		275,000	2,480
0.100%, 03/20/20		470,550	4,238
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/17		850,000	7,606
Japan Treasury Discount Bill
0.000%, 04/25/16		110,000	979
0.000%, 05/23/16		280,000	2,492
0.000%, 06/06/16		100,000	890
0.000%, 06/13/16		400,000	3,559
SMFG Preferred Capital
10.231%, 01/25/29 (B)	GBP	475	1,004

			107,013

Luxembourg — 0.2%
Altice Financing MTN
5.250%, 02/15/23	EUR	235	273
Cirsa Funding Luxembourg
5.875%, 05/15/23		165	183
Eurofins Scientific
3.375%, 01/30/23		300	339
2.250%, 01/27/22		200	218

			1,013

Malaysia — 0.2%
Malaysia Government Bond
5.734%, 07/30/19	MYR	1,500	413
3.955%, 09/15/25		1,135	294
3.418%, 08/15/22		445	112

			819

Mexico — 1.2%
Mexican Bonos
8.000%, 06/11/20	MXN	12,606	813
7.750%, 11/13/42		11,690	768
Mexican Bonos, Ser M
6.500%, 06/10/21		5,356	328
Mexican Bonos, Ser M20
10.000%, 12/05/24		38,261	2,866
Mexican Bonos, Ser M30
10.000%, 11/20/36		1,235	99
Petroleos Mexicanos MTN
5.125%, 03/15/23	EUR	400	467
1.875%, 04/21/22		380	376

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

United Mexican States MTN
1.625%, 03/06/24	EUR	416	$461

			6,178

Netherlands — 3.3%
ABN AMRO Bank MTN
6.375%, 04/27/21		245	334
2.875%, 06/30/25 (B)		550	639
Achmea MTN
4.250%, 02/04/25 (B)		200	205
2.500%, 11/19/20		625	763
Achmea Bank MTN
2.750%, 02/18/21		150	184
Akzo Nobel MTN
8.000%, 04/06/16	GBP	205	295
ASML Holding
3.375%, 09/19/23	EUR	450	581
Bharti Airtel International
4.000%, 12/10/18		270	330
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
6.875%, 03/19/20		300	403
2.500%, 05/26/26 (B)		260	301
Cooperatieve Rabobank UA
6.910%, 06/10/38 (B)	GBP	325	544
Deutsche Telekom International Finance MTN
4.250%, 07/13/22	EUR	455	633
Geberit International
0.688%, 03/30/21		1,100	1,279
ING Bank MTN
5.800%, 09/25/23 (A)	$	375	409
3.375%, 03/23/17	EUR	125	147
Kingdom of Netherlands
5.500%, 01/15/28		295	532
4.000%, 01/15/37 (A)		300	553
3.750%, 01/15/42 (A)		60	114
2.750%, 01/15/47 (A)		950	1,601
2.000%, 07/15/24 (A)		625	824
1.250%, 01/15/19 (A)		485	579
0.250%, 01/15/20		340	396
0.250%, 07/15/25 (A)		574	655
0.250%, 07/15/25 (A)		1,170	1,335
NN Group
4.625%, 04/08/44 (B)		625	735
RWE Finance MTN
6.500%, 04/20/21	GBP	245	406
Schaeffler Finance
2.500%, 05/15/20	EUR	315	365
Shell International Finance
2.250%, 01/06/23	$	555	539
2.000%, 11/15/18		560	567

Description		Face Amount (Thousands)	Market Value ($ Thousands)

TenneT Holding
2.125%, 11/01/20		350	$432
Volkswagen Financial Services
1.250%, 05/23/16	GBP	170	244

			16,924

New Zealand — 0.5%
Government of New Zealand
5.500%, 04/15/23	NZD	320	264
3.000%, 04/15/20		1,435	1,028
2.000%, 09/20/25		1,600	1,157
Reynolds Group Issuer
5.750%, 10/15/20	$	175	179
Westpac Securities MTN
0.875%, 06/24/19	EUR	100	117

			2,745

Norway — 0.4%
DNB Bank
6.012%, 01/29/49 (B)	GBP	150	217
Eksportfinans
2.375%, 05/25/16	$	200	200
Government of Norway
4.500%, 05/22/19 (A)	NOK	2,120	289
2.000%, 05/24/23 (A)		645	84
Kommunalbanken MTN
1.000%, 03/15/18 (A)	$	800	800
SpareBank 1 Boligkreditt MTN
2.375%, 11/22/16	EUR	170	197

			1,787

Panama — 0.1%
Carnival
1.875%, 11/07/22		390	454

Peru — 0.1%
Peruvian Government International Bond
2.750%, 01/30/26		525	599

Poland — 0.6%
Republic of Poland
5.250%, 01/20/25		85	129
5.125%, 04/21/21	$	135	151
3.250%, 07/25/25	PLN	3,367	944
2.500%, 07/25/18		710	195
Republic of Poland, Ser 1019
5.500%, 10/25/19		1,520	462
Republic of Poland, Ser 1021
5.750%, 10/25/21		3,490	1,111

			2,992

Portugal — 0.5%
Obrigacoes do Tesouro
4.800%, 06/15/20 (A)	EUR	1,070	1,380

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (A)	EUR	1,197	$1,374

			2,754

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/20		40	53
3.625%, 04/24/24		20	25

			78

Singapore — 0.4%
Government of Singapore
4.000%, 09/01/18	SGD	495	395
3.125%, 09/01/22		275	223
3.000%, 09/01/24		170	138
Lincoln Finance
6.875%, 04/15/21	EUR	450	532
Temasek Financial I MTN
2.375%, 01/23/23 (A)	$	495	500

			1,788

Slovak Republic — 0.1%
Slovakia Government Bond
3.375%, 11/15/24	EUR	110	157
SPP-Distribucia
2.625%, 06/23/21		400	479

			636

South Africa — 0.2%
Republic of South Africa
8.250%, 09/15/17	ZAR	6,600	450
8.000%, 01/31/30		2,820	169
7.750%, 02/28/23		4,095	261
7.000%, 02/28/31		5,005	271

			1,151

South Korea — 0.7%
Korea Treasury Bond
4.250%, 06/10/21	KRW	1,270,230	1,257
4.000%, 12/10/31		708,440	797
3.750%, 12/10/33		133,450	149
3.500%, 03/10/24		194,510	192
3.250%, 09/10/18		520,990	475
3.000%, 09/10/24		186,630	179
2.750%, 03/10/18		511,230	458
2.750%, 12/10/44		85,050	88

			3,595

Spain — 4.3%
Banco de Sabadell
0.875%, 11/12/21	EUR	400	464
Banco Popular Espanol
8.250%, 04/29/49 (B)		200	186
4.000%, 10/18/16		100	116
3.750%, 01/22/19		100	125

Description		Face Amount (Thousands)	Market Value ($ Thousands)

2.125%, 10/08/19	EUR	100	$122
Bankia
4.125%, 03/24/36		350	533
Bankinter
1.000%, 02/05/25		100	116
BBVA International Preferred SAU
5.919%, 10/18/08 (B)	$	335	332
CaixaBank
0.029%, 01/09/18 (B)	EUR	200	227
Criteria Caixa MTN
1.625%, 04/21/22		800	884
Ferrovial Emisiones MTN
3.375%, 06/07/21		475	609
Fondo de Amortizacion del Deficit Electrico MTN
4.125%, 03/17/17		200	237
2.250%, 12/17/16		700	809
Government of Spain
6.000%, 01/31/29		465	786
5.900%, 07/30/26 (A)		38	62
5.500%, 07/30/17 (A)		315	385
5.500%, 04/30/21 (A)		1,980	2,826
4.700%, 07/30/41 (A)		1,229	1,973
4.400%, 10/31/23 (A)		283	401
4.200%, 01/31/37 (A)		475	705
3.800%, 04/30/24 (A)		1,000	1,368
2.900%, 10/31/46 (A)		850	1,019
2.750%, 10/31/24 (A)		790	1,009
2.150%, 10/31/25 (A)		1,855	2,260
1.950%, 04/30/26 (A)		450	537
1.950%, 07/30/30 (A)		570	656
1.600%, 04/30/25 (A)		170	199
1.400%, 01/31/20		885	1,052
0.500%, 10/31/17		550	632
Santander Consumer Finance
0.900%, 02/18/20		300	342
Telefonica Emisiones MTN
5.597%, 03/12/20	GBP	200	321
5.375%, 02/02/18		185	283
5.289%, 12/09/22		250	409

			21,985

Supra-National — 0.4%
European Investment Bank MTN
2.750%, 09/15/21	EUR	1,000	1,322
International Bank for Reconstruction & Development MTN
1.000%, 12/28/16	GBP	600	864

			2,186

Sweden — 1.1%
Kingdom of Sweden
3.500%, 03/30/39	SEK	545	91
1.500%, 11/13/23		1,020	137

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

1.000%, 11/12/26	SEK	1,250	$157
Kingdom of Sweden, Ser 1047
5.000%, 12/01/20		3,700	566
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		5,275	741
Kommuninvest I Sverige
1.000%, 09/15/21		3,720	464
Nordea Bank MTN
4.000%, 03/29/21	EUR	255	330
Nordea Hypotek
3.250%, 06/17/20	SEK	2,600	356
Skandinaviska Enskilda Banken MTN
7.092%, 12/29/49 (B)	EUR	210	258
Stadshypotek MTN
4.250%, 10/10/17	AUD	600	469
Svenska Handelsbanken
2.656%, 01/15/24 (B)	EUR	336	396
Swedbank Hypotek MTN
5.700%, 05/12/20	SEK	2,300	343
1.125%, 05/21/21	EUR	600	718
1.000%, 12/16/20	SEK	2,900	362
Vattenfall
3.000%, 03/19/77 (B)	EUR	175	153

			5,541

Switzerland — 1.2%
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/43 (B)		100	124
Credit Suisse NY MTN
3.625%, 09/09/24	$	260	264
Credit Suisse MTN
5.750%, 09/18/25 (B)	EUR	250	308
4.750%, 08/05/19		400	521
Dufry Finance
4.500%, 07/15/22		235	281
4.500%, 08/01/23		100	120
Glencore Australia Holdings MTN
4.500%, 09/19/19	AUD	900	623
Glencore Finance Europe MTN
3.375%, 09/30/20	EUR	145	158
Glencore Funding
2.125%, 04/16/18 (A)	$	242	226
Government of Switzerland
3.000%, 05/12/19	CHF	160	188
2.000%, 04/28/21		1,070	1,278
2.000%, 05/25/22		110	134
1.500%, 04/30/42		150	210
1.250%, 06/11/24		100	120
Switzerland Government Bond
3.500%, 04/08/33		100	167
UBS Group Funding Jersey
4.125%, 09/24/25 (A)	$	220	220

Description		Face Amount (Thousands)	Market Value ($ Thousands)

UBS MTN
6.625%, 04/11/18	GBP	150	$239
6.375%, 07/20/16		160	233
4.750%, 02/12/26 (B)	EUR	500	596

			6,010

Thailand — 0.2%
Thailand Government Bond
4.675%, 06/29/44	THB	1,800	70
3.650%, 12/17/21		16,020	509
3.625%, 06/16/23		7,815	253

			832

Turkey — 0.0%
Republic of Turkey
5.500%, 02/16/17	EUR	50	59

United Kingdom — 13.8%
AA Bond
4.720%, 07/02/43		500	743
Abbey National Treasury Services MTN
5.250%, 02/16/29	GBP	450	834
5.125%, 04/14/21		300	500
4.250%, 04/12/21	EUR	350	479
1.125%, 01/14/22		330	374
Anglian Water Services Financing
6.875%, 08/21/23	GBP	230	428
Arqiva Financing MTN
4.040%, 06/30/20		220	327
Aviva MTN
3.375%, 12/04/45 (B)	EUR	500	513
Bank of Scotland
7.281%, 05/29/49 (B)	GBP	950	1,540
4.750%, 06/08/22	EUR	290	419
Barclays Bank MTN
10.000%, 05/21/21	GBP	180	324
6.750%, 01/16/23 (B)		350	529
BAT International Finance MTN
7.250%, 03/12/24		250	475
5.375%, 06/29/17	EUR	425	517
Bishopsgate Asset Finance
4.808%, 08/14/44	GBP	175	265
Boparan Finance MTN
4.375%, 07/15/21		160	173
BP Capital Markets
2.177%, 09/28/21	EUR	245	301
1.260%, 09/26/18 (B)	$	110	108
British Telecommunications MTN
1.750%, 03/10/26	EUR	500	587
Canary Wharf Finance II
6.455%, 04/22/30	GBP	15	33
5.952%, 01/22/35		20	36
Channel Link Enterprises Finance
3.209%, 06/30/50 (B)	EUR	700	793

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Coventry Building Society MTN
4.625%, 04/19/18	GBP	230	$354
CPUK Finance
3.588%, 02/28/42		400	561
2.666%, 02/28/42		700	1,012
Delphi Automotive
1.500%, 03/10/25	EUR	300	322
Direct Line Insurance Group
9.250%, 04/27/42 (B)	GBP	100	172
Eastern Power Networks MTN
6.250%, 11/12/36		160	317
ENW Finance MTN
6.125%, 07/21/21		350	599
Eversholt Funding MTN
6.697%, 02/22/35		100	188
FCE Bank MTN
4.825%, 02/15/17		200	295
1.875%, 05/12/16	EUR	250	285
1.625%, 09/09/16		100	115
First Hydro Finance
9.000%, 07/31/21	GBP	220	416
Firstgroup
5.250%, 11/29/22		200	315
Great Rolling Stock MTN
6.250%, 07/27/20		300	496
HBOS Capital Funding
6.461%, 11/30/49 (B)		115	169
HSBC Holdings MTN
2.500%, 03/15/27		600	711
1.500%, 03/15/22	EUR	600	688
Imperial Brands Finance MTN
5.500%, 09/28/26	GBP	350	604
2.250%, 02/26/21	EUR	400	489
International Game Technology
4.750%, 02/15/23		160	185
Intu SGS Finance MTN
3.875%, 03/17/23	GBP	250	377
Jaguar Land Rover Automotive
5.000%, 02/15/22		100	145
Lloyds Banking Group
7.000%, 12/29/49 (B)		750	1,025
Lloyds TSB Bank MTN
4.625%, 02/02/17	EUR	150	177
Mondi Finance MTN
5.750%, 04/03/17		1,100	1,322
3.375%, 09/28/20		400	500
National Westminster Bank
6.500%, 09/07/21	GBP	550	884
6.500%, 09/07/21		220	353
Nationwide Building Society MTN
4.625%, 02/08/21	EUR	550	760
4.125%, 03/20/23 (B)		1,195	1,413

Description		Face Amount (Thousands)	Market Value ($ Thousands)

0.750%, 06/25/19	EUR	266	$310
Northumbrian Water Finance
6.875%, 02/06/23	GBP	190	346
6.000%, 10/11/17		500	767
Old Mutual
7.875%, 11/03/25		400	573
Rio Tinto Finance MTN
4.000%, 12/11/29		165	242
RL Finance Bonds No. 2
6.125%, 11/30/43 (B)		100	147
Rolls-Royce MTN
6.750%, 04/30/19		100	166
Royal Bank of Scotland
6.934%, 04/09/18	EUR	300	375
5.125%, 01/13/24	GBP	400	692
3.875%, 10/19/20	EUR	123	164
Royal Bank of Scotland Group
7.640%, 09/29/17 (B)	$	200	194
Santander UK
6.222%, 05/29/49 (B)	GBP	170	244
Santander UK Group Holdings
7.375%, 06/24/22 (B)		250	330
Sky MTN
1.500%, 09/15/21	EUR	200	233
Standard Chartered
6.409%, 01/30/49 (A) (B)	$	300	286
United Kingdom Gilt
5.000%, 03/07/18	GBP	575	901
4.500%, 09/07/34		370	729
4.500%, 12/07/42		1,500	3,125
4.250%, 12/07/27		125	230
4.250%, 06/07/32		110	208
3.750%, 07/22/52		375	750
3.500%, 01/22/45		970	1,751
3.250%, 01/22/44		910	1,566
2.750%, 09/07/24		850	1,361
2.250%, 09/07/23		2,325	3,595
2.000%, 07/22/20		2,150	3,254
2.000%, 09/07/25		3,265	4,937
1.750%, 07/22/19		1,295	1,930
United Kingdom Treasury
5.000%, 03/07/25		1,430	2,695
4.750%, 12/07/30		1,145	2,259
4.750%, 12/07/38		350	731
4.250%, 03/07/36		595	1,148
4.250%, 09/07/39		1,170	2,301
4.250%, 12/07/40		370	734
4.000%, 03/07/22		1,200	2,034
1.750%, 01/22/17		800	1,162
Wales & West Utilities Finance
6.750%, 12/17/36 (B)		200	318
6.250%, 11/30/21		240	420

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Western Power Distribution
3.625%, 11/06/23	GBP	400	$588
Western Power Distribution West Midlands
3.875%, 10/17/24		230	357
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	202

			69,902

United States — 6.0%
21st Century Fox America
4.500%, 02/15/21	$	75	83
Aetna
2.750%, 11/15/22		40	40
Altria Group
4.750%, 05/05/21		180	204
4.250%, 08/09/42		265	276
American International Group
5.750%, 03/15/67 (B)	GBP	150	217
Amgen
1.250%, 02/25/22		550	639
Anthem
4.650%, 01/15/43	$	110	109
2.300%, 07/15/18		150	152
AT&T
5.875%, 04/28/17	GBP	200	301
4.875%, 06/01/44		130	203
Ball
3.500%, 12/15/20	EUR	103	125
Bank of America MTN
2.375%, 06/19/24		410	499
1.625%, 09/14/22		1,000	1,168
0.599%, 03/28/18 (B)		300	339
0.321%, 09/14/18 (B)		375	418
Berkshire Hathaway
1.125%, 03/16/27		297	322
0.500%, 03/13/20		570	653
Citigroup MTN
2.375%, 05/22/24		700	851
ConocoPhillips
5.750%, 02/01/19	$	420	456
Devon Energy
5.000%, 06/15/45		270	201
DH Europe Finance
1.700%, 01/04/22		1,435	1,715
Diamond Offshore Drilling
4.875%, 11/01/43		130	86
Discovery Communications
1.900%, 03/19/27	EUR	360	356
Dover MTN
2.125%, 12/01/20		250	304
eBay
3.800%, 03/09/22		120	123

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Enterprise Products Operating
3.700%, 02/15/26	$	123	$121
Freeport-McMoRan
2.375%, 03/15/18		130	115
2.300%, 11/14/17		84	78
GE Capital UK Funding MTN
4.375%, 07/31/19	GBP	400	626
General Electric
5.500%, 01/08/20	$	88	101
5.300%, 02/11/21		205	238
4.625%, 01/07/21		108	122
2.700%, 10/09/22		320	333
1.875%, 05/28/27	EUR	800	976
1.250%, 05/26/23		200	235
General Motors Financial International MTN
0.850%, 02/23/18		168	191
Goldman Sachs Group MTN
2.625%, 08/19/20		350	430
2.000%, 07/27/23		230	270
Halliburton
3.375%, 11/15/22	$	205	209
Honeywell International
1.300%, 02/22/23		240	279
Illinois Tool Works MTN
3.000%, 05/19/34	EUR	200	262
INEOS Group Holdings
5.750%, 02/15/19		350	407
Jefferies Group MTN
2.375%, 05/20/20		700	763
John Deere Bank MTN
1.500%, 07/16/18		250	294
JPMorgan Chase MTN
1.071%, 05/30/17 (B)	GBP	100	142
Kinder Morgan
2.250%, 03/16/27	EUR	409	408
McGraw Hill Financial
4.400%, 02/15/26	$	313	342
Mellon Capital III
6.369%, 09/05/66 (B)	GBP	300	430
Merck
2.500%, 10/15/34	EUR	500	651
1.875%, 10/15/26		300	368
1.125%, 10/15/21		400	473
Mondelez International
2.375%, 03/06/35		250	277
1.625%, 03/08/27		300	334
1.000%, 03/07/22		200	228
Morgan Stanley
3.750%, 09/21/17		350	420
2.375%, 03/31/21		1,250	1,515
1.875%, 03/30/23		490	573

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description			Face Amount (Thousands)	Market Value ($ Thousands)

1.750%, 01/30/25		EUR	205	$232
Nabors Industries
5.100%, 09/15/23			93	72
National Capital Trust I
5.620%, 12/17/18 (A) (B)		GBP	35	51
5.620%, 09/29/49 (B)			150	218
Odebrecht Finance
7.125%, 06/26/42			280	117
ONEOK Partners
3.800%, 03/15/20		$	128	122
Owens Corning
6.500%, 12/01/16			9	9
Philip Morris International
2.900%, 11/15/21			325	344
2.875%, 05/30/24		EUR	100	132
2.875%, 03/03/26			435	576
Plains All American Pipeline
3.600%, 11/01/24	$		155	134
PNC Funding
5.125%, 02/08/20			300	334
3.300%, 03/08/22			150	157
Priceline Group
2.375%, 09/23/24			250	292
1.800%, 03/03/27			380	402
Principal Financial Group
1.850%, 11/15/17			175	175
Prologis International Funding II MTN
2.875%, 04/04/22		EUR	220	271
Prologis
3.375%, 02/20/24			300	384
3.000%, 01/18/22			250	310
3.000%, 06/02/26			200	249
Prudential Financial
5.625%, 06/15/43 (B)		$	408	416
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (B)		GBP	153	223
Republic Services
4.750%, 05/15/23		$	155	173
Ryder System MTN
5.850%, 11/01/16			116	119
Santander Issuances
5.179%, 11/19/25			400	387
Seagate HDD Cayman
4.750%, 01/01/25			123	96
Thermo Fisher Scientific
1.500%, 12/01/20			426	497
T-Mobile USA
6.500%, 01/15/26			175	182
Transocean
6.800%, 03/15/38			210	105
United Technologies
1.800%, 06/01/17			201	203

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International
4.500%, 05/15/23 (A)	EUR	170	$142
Verizon Communications
1.625%, 03/01/24		700	833
Viacom
3.875%, 04/01/24	$	148	147
Wells Fargo MTN
4.600%, 04/01/21		75	83
Williams Partners
3.900%, 01/15/25		128	103
ZF North America Capital
2.750%, 04/27/23	EUR	200	228

			30,569

Total Global Bonds (Cost $478,974) ($ Thousands)			478,187

		Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES — 2.9%

Agency Mortgage-Backed Obligation — 0.6%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.436%, 02/25/24 (B)	$	281	280
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
1.886%, 09/25/24 (B)		293	294
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.286%, 10/25/27 (B)		490	483
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M1
1.586%, 12/25/27 (B)		419	419
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.036%, 12/25/27 (B)		205	205
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M1
1.483%, 03/25/25 (B)		160	160
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
1.536%, 05/25/25 (B)		328	328
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.333%, 07/25/28 (B)		276	277
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.791%, 09/25/28 (B)		440	455
FHLMC, Ser K501, Cl X1A, IO
1.546%, 08/25/16 (B)		223	1

			2,902

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligation — 2.3%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51	$	110	$114
Banc of America Commercial Mortgage, Ser 2015-UBS7, Cl A4
3.705%, 09/15/48		20	21
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.915%, 09/25/34 (B)		55	54
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/41 (B)		241	239
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41		44	45
Bear Stearns Commercial Mortgage Securities, Ser 2006-TOP22, Cl AJ
5.653%, 04/12/38 (B)		12	12
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/44		50	51
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.721%, 06/11/40 (B)		24	25
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)		168	174
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/45 (B)		62	64
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.912%, 03/15/49 (B)		2	2
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.137%, 12/10/49 (B)		396	414
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.900%, 03/10/47 (A) (B)		20	16
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/48		15	15
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A3
2.935%, 04/10/48		30	30
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/48		65	70
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/48		55	59

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.717%, 05/25/35 (B)	$	444	$412
COBALT Commercial Mortgage Trust, Ser 2006-C1, Cl AM
5.254%, 08/15/48		35	35
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/46		110	112
COMM Mortgage Trust, Ser 2012-CR1, Cl A3
3.391%, 05/15/45		15	16
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45		125	126
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
1.931%, 10/15/45 (B)		171	14
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/44		105	111
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/45 (B)		35	39
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/46 (B)		80	89
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/46		30	31
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/46		130	137
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/45		50	55
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/47		70	77
COMM Mortgage Trust, Ser 2014-CR16, Cl A4
4.051%, 04/10/47		25	27
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/47		65	70
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/47		75	80
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.577%, 06/15/34 (A) (B)		125	123
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/47		95	101
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 (A)		100	103
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/48		80	84

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/55	$	90	$96
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48		80	83
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48		70	72
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/50		50	53
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.097%, 12/10/49 (B)		199	208
Commercial Mortgage Pass Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/45		55	57
Commercial Mortgage Pass Through Certificates, Ser CR14, Cl XA, IO
0.862%, 02/10/47 (B)		689	26
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
6.067%, 02/15/41 (B)		55	57
Commerical Mortgage Trust, Ser 2006-GG7, Cl A4
5.877%, 07/10/38 (B)		23	23
Commerical Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/49		211	220
Commerical Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/39		370	376
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.699%, 06/15/39 (B)		131	134
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37		29	27
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl XA, IO
1.055%, 06/15/57 (B)		540	30
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl D
3.508%, 08/15/48 (B)		75	53
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/48		45	48
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/48		155	166
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl XA
1.065%, 11/15/48 (B)		1,000	67

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Eddystone Finance, Ser 2006-1, Cl A2
1.104%, 04/19/21 (B)	GBP	94	$131
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.433%, 10/25/23 (B)	$	81	81
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
2.033%, 01/25/24 (B)		541	540
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.383%, 05/25/24 (B)		13	12
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.533%, 11/25/24 (B)		192	193
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M1
1.633%, 05/25/25 (B)		71	71
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
2.585%, 09/25/28 (B)		457	457
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (B)		35	35
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.794%, 08/10/45 (B)		136	140
GS Mortgage Securities II, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (A)		100	106
GS Mortgage Securities II, Ser GC30, Cl A4
3.382%, 05/10/50		160	166
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.624%, 08/10/44 (A) (B)		490	20
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.274%, 07/10/46 (B)		2,846	23
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/47		70	77
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.867%, 04/10/47 (A) (B)		80	62
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.521%, 01/25/35 (B)		116	112
JPMBB Commercial Mortgage Securities, Ser 2014-C23, Cl XA, IO
0.873%, 09/15/47 (B)		991	41
JPMBB Commercial Mortgage Securities, Ser 2014-C26, Cl A4
3.494%, 01/15/48		15	16

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities, Ser 2015-C27, Cl A4
3.179%, 02/15/48	$	25	$26
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.935%, 04/17/45 (B)		39	39
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45		44	44
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47		120	122
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/51		42	44
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.702%, 02/12/49 (B)		184	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.938%, 02/12/51 (B)		320	308
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/51		28	29
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.658%, 10/15/45 (A) (B)		100	92
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/45		135	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/47		135	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.356%, 06/15/29 (A) (B)		130	127
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.473%, 12/25/34 (B)		81	80
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)		140	143
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.084%, 04/15/41 (B)		45	48
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AM
5.782%, 08/12/43 (B)		120	121
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/48		40	40

Description		Face Amount (Thousands)	Market Value ($ Thousands)

ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	$	120	$122
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/45		40	42
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.081%, 07/15/46 (B)		60	66
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A5
3.741%, 08/15/47		65	70
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl A4
3.526%, 12/15/47		55	58
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48		65	67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A4
3.306%, 04/15/48		60	62
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl XA, IO
1.130%, 10/15/48 (B)		135	10
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.332%, 10/12/52 (A) (B)		15	14
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.332%, 10/12/52 (A) (B)		10	9
Morgan Stanley Capital I Trust, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44		95	99
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)		160	164
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl D
6.268%, 01/11/43 (A) (B)		35	34
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/45		140	147
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.794%, 08/15/45 (A) (B)		249	255
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A) (B)		135	131
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A) (B)		120	118

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/49	$	30	$31
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46		130	135
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/46		70	72
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.777%, 10/15/45 (A) (B)		35	33
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/58		35	38
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.105%, 05/15/48 (B)		65	48
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/44 (A) (B)		120	135
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44		45	48
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45		90	93
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/45		10	10
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/45		75	77
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/47		65	71
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A5
3.678%, 08/15/47		60	64
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/46		70	76

			11,455

Total Mortgage-Backed Securities (Cost $14,476) ($ Thousands)			14,357

		Face Amount (Thousands)

CORPORATE OBLIGATIONS — 1.0%

United States — 1.0%
Anadarko Petroleum
6.375%, 09/15/17		680	713

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CCO Safari II
4.908%, 07/23/25 (A)	$	180	$190
3.579%, 07/23/20 (A)		180	184
CNA Financial
7.250%, 11/15/23		110	130
Cox Communications
2.950%, 06/30/23 (A)		127	118
EnLink Midstream Partners
4.150%, 06/01/25		250	194
Enterprise Products Operating
5.950%, 02/01/41		70	72
Exelon
3.950%, 06/15/25 (A)		356	369
GE Capital International Funding
2.342%, 11/15/20 (A)		554	567
0.964%, 04/15/16 (A)		427	427
General Motors Financial
1.977%, 04/10/18 (B)		164	162
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)		350	360
McGraw Hill Financial
5.900%, 11/15/17		325	347
Navient MTN
5.500%, 01/15/19		248	244
PNC Bank
2.700%, 11/01/22		445	442
Prudential Financial MTN
6.100%, 06/15/17		125	131
Sunoco Logistics Partners Operations
4.250%, 04/01/24		136	125
Time Warner
4.875%, 03/15/20		150	164
Williams Partners
4.000%, 11/15/21		150	130

			5,069

Total Corporate Obligations (Cost $5,004) ($ Thousands)			5,069

		Face Amount (Thousands)

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/17	EUR	79	92

Total Asset-Backed Security (Cost $103) ($ Thousands)			92

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Bills
0.263%, 06/30/16 (D)	$8,475	$8,470

Total U.S. Treasury Obligation (Cost $8,470) ($ Thousands)		8,470

Total Investments — 100.1% (Cost $507,027) ($ Thousands)		$506,175

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	3	Jun-2016	$1
Australian 10-Year Bond	36	Jun-2016	39
Australian 3-Year Bond	1	Jun-2016	0
Canadian 10-Year Bond	(36)	Jun-2016	25
Canadian 10-Year Bond	—	Jun-2016	—
Euro	(180)	Jun-2016	(851)
Euro-Bobl	(42)	Jun-2016	0
Euro-Bobl	86	Jun-2016	(5)
Euro-Bund Index	115	Jun-2016	97
Euro-Buxl 30 Year Bond	7	Jun-2016	37
Euro-Buxl 30 Year Bond	(10)	Jun-2016	(51)
Euro-Schatz	55	Jun-2016	(11)
Japanese 10-Year Bond	2	Jun-2016	3
Japanese 10-Year MINI	63	Jun-2016	14
Long Gilt 10-Year Bond	(4)	Jun-2016	0
Long Gilt 10-Year Bond	65	Jun-2016	22
Short Gilt Future	(5)	Jun-2016	1
U.S. 10-Year Treasury Note	(80)	Jun-2016	(58)
U.S. 10-Year Treasury Note	(68)	Jun-2016	33
U.S. 2-Year Treasury Note	(29)	Jul-2016	(5)
U.S. 2-Year Treasury Note	(49)	Jul-2016	3
U.S. 5-Year Treasury Note	(8)	Jun-2016	(1)
U.S. 5-Year Treasury Note	10	Jun-2016	1
U.S. Long Treasury Bond	(2)	Jun-2016	(5)
U.S. Long Treasury Bond	23	Jun-2016	(21)
U.S. Ultra Long Treasury Bond	(38)	Jun-2016	53
U.S. Ultra Long Treasury Bond	(2)	Jun-2016	(6)
Ultra 10-Year U.S. Treasury Bond	(10)	Jun-2016	(7)

			$(692)

For the six months ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.
A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/01/16-05/13/16	EUR	296,405	USD	329,414	$(8,510)
04/04/16-05/03/16	USD	1,766	BRL	6,780	141
04/04/16-01/04/17	BRL	11,125	USD	2,694	(308)
04/05/16-05/12/16	USD	1,995	GBP	1,399	16
04/05/16-05/20/16	USD	3,023	JPY	341,529	20
04/05/16-05/04/16	NZD	5,910	USD	3,969	(129)
04/05/16-05/13/16	USD	16,269	EUR	14,608	383
04/05/16-05/04/16	SEK	28,350	USD	3,388	(111)
04/05/16-06/10/16	AUD	34,979	USD	25,992	(860)
04/05/16-05/04/16	CAD	38,171	USD	28,374	(1,138)
04/05/16-05/04/16	DKK	53,404	USD	7,987	(186)
04/05/16-05/12/16	GBP	64,225	USD	90,923	(1,384)
04/05/16-05/20/16	JPY	16,296,606	USD	144,851	(276)
04/06/16-04/29/16	USD	2,096	NOK	18,011	81
04/06/16	NOK	14,968	SEK	14,917	31
04/06/16	SEK	15,106	EUR	1,630	(6)
04/07/16	USD	890	RUB	67,697	122
04/08/16-04/28/16	USD	602	CAD	799	15
04/08/16-04/29/16	SGD	3,645	USD	2,607	(100)
04/14/16-04/29/16	MXN	68,969	USD	3,836	(183)
04/27/16	ILS	777	USD	202	(4)
04/28/16	USD	56	CHF	55	1
04/28/16-04/28/16	USD	252	MXN	4,421	6
04/28/16-04/29/16	USD	429	AUD	568	7
04/28/16-04/29/16	USD	441	NZD	657	14
04/28/16-05/19/16	USD	809	PLN	3,066	14
04/28/16-04/29/16	CHF	2,515	USD	2,586	(44)
04/29/16-04/29/16	USD	221	KRW	252,823	1
04/29/16	USD	1,065	SEK	8,787	20
04/29/16	NOK	2,989	USD	354	(8)
04/29/16	MYR	3,275	USD	818	(28)
04/29/16-05/19/16	PLN	12,938	USD	3,309	(167)
04/29/16	CZK	13,857	USD	573	(11)
04/29/16-05/11/16	ZAR	16,559	USD	1,069	(51)
04/29/16	THB	26,964	USD	767	1
04/29/16	KRW	4,292,669	USD	3,700	(70)
05/20/16-06/21/16	TWD	145,210	USD	4,427	(100)
05/25/16	USD	873	TRY	2,542	17
07/01/16-03/08/17	USD	352	ARS	6,198	8

					$(12,776)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2016

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(20,999)	$20,778	$(221)
Barclays PLC	(15,044)	14,674	(370)
BNP Paribas	(1,666)	1,654	(12)
Brown Brothers Harriman	(415,182)	406,980	(8,202)
BT Brokerage	(214)	214	—
Charter One	(2,328)	2,265	(63)
Citigroup	(141,154)	138,952	(2,202)
Credit Suisse First Boston	(4,500)	4,467	(33)
Deutsche Bank	(1,810)	1,841	31
Goldman Sachs	(13,039)	12,530	(509)
HSBC	(4,967)	4,916	(51)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ITG	$(32,495)	$32,039	$(456)
JPMorgan Chase Bank	(26,918)	26,436	(482)
Morgan Stanley	(14,729)	14,809	80
National Bank of Australia	(1,346)	1,324	(22)
RBC	(1,971)	1,951	(20)
Royal Bank of Scotland	(4,305)	4,246	(59)
SG Cowen	(288)	290	2
Transatlantic Securities	(2,597)	2,446	(151)
UBS	(4,596)	4,564	(32)
Westpac Banking	(176)	172	(4)

			$(12,776)

For the six months ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

A list of the open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Credit Suisse	CMBX-BB	Sell	5.00	5/11/2049	$(370)	$23

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.79%	6-Month GBP - LIBOR	05/19/2019	GBP	2,500	$(368)
Citibank	2.83%	3 Month USD - LIBOR	08/08/2023	USD	6,000	(614)
Citibank	Euro CPI Overall Excluding Tobacco	1.22%	04/03/2019	EUR	2,450	(61)

						$(1,043)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	ITRAXX-XOVERS25V1-5Y-2669	Buy	5.00	06/20/2021	$1,480	$3
Citigroup	CDX-NAHYS25V1-5Y-248257	Buy	5.00	12/20/2020	880	(16)

						$(13)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3.34%	6-Month GBP - LIBOR	01/17/2044	GBP	1,000	$(559)
JPMorgan Chase Bank	6-Month JPY - LIBOR	1.56%	11/28/2033	JPY	600,000	1,045
JPMorgan Chase Bank	1.90%	6-Month EUR - EURIBOR	03/24/2024	EUR	2,200	(315)
JPMorgan Chase Bank	2.87%	6-Month GBP - LIBOR	02/14/2024	GBP	250	(44)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	11/21/2023	EUR	5,500	(816)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	09/12/2018	EUR	7,000	(320)
Morgan Stanley	2.13%	3-Month USD - LIBOR	11/09/2025	USD	2,240	(116)

						$(1,125)

For the six months ended March 31, 2016, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Percentages are based on a Net Assets of $505,876 ($ Thousands).

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of March 31, 2016, was $42,047 ($ Thousands) and represented 8.31% of net assets.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(C)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.

(D)	The rate reported is the effective yield at time of purchase.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CPI — Consumer Price Index

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

ILS — Israeli Shekel

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

REMIC — Real Estate Mortgage Investment Conduit

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — New Turkish Lira

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$478,187	$—	$478,187
Mortgage-Backed Securities	—	14,357	—	14,357
U.S. Treasury Obligation	—	8,470	—	8,470
Corporate Obligations	—	5,069	—	5,069
Asset-Backed Security	—	92	—	92
U.S. Treasury Obligation	—	8,470	—	8,470

Total Investments in Securities	$—	$506,175	$—	$506,175

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$329	$—	$—	$329
Unrealized Depreciation	(1,021)	—	—	(1,021)
Forwards Contracts*
Unrealized Appreciation	—	898	—	898
Unrealized Depreciation	—	(13,674)	—	(13,674)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	23	—	23
Interest Rate Swaps*
Unrealized Depreciation	—	(1,043)	—	(1,043)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(16)	—	(16)
Interest Rate Swaps*
Unrealized Appreciation	—	1,045	—	1,045
Unrealized Depreciation	—	(2,170)	—	(2,170)

Total Other Financial Instruments	$(692)	$(14,934)	$—	$(15,626)

*	Futures contracts, forwards contracts and swap are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 96.5%

Angola — 0.4%
Angolan Government International Bond
9.500%, 11/12/25 (A)	$	1,221	$1,112
9.500%, 11/12/25		4,115	3,745
Republic of Angola Via Northern Lights III
7.000%, 08/16/19		655	638

			5,495

Argentina — 2.8%
Letras del Banco Central de la Republica Argentina
33.065%, 06/15/16	ARS	10,860	697
26.547%, 04/20/16		14,000	943
0.000%, 05/04/16		10,621	708
Republic of Argentina
15.500%, 12/19/08 (B)	$	54	80
11.750%, 04/07/09 (B)		4	6
11.375%, 01/30/17 (B)		7	10
10.250%, 01/26/49 (B)	EUR	10	11
9.000%, 05/26/49 (B)		5	6
8.750%, 06/02/17 (B)	$	1,750	2,069
8.750%, 05/07/24		2,400	2,597
8.500%, 07/01/49	EUR	22	25
8.280%, 12/31/33 (B)	$	9,197	10,991
8.280%, 12/31/33 (B)	EUR	2,781	3,518
8.280%, 12/31/33 (B)	$	2,426	2,832
7.820%, 12/31/33 (B)	EUR	2,381	3,059
6.000%, 03/31/23 (B)	$	965	1,148
5.870%, 03/31/23 (B)	DEM	728	505
5.870%, 03/31/23 (B) (C)		353	245
4.191%, 12/15/35 (C)	EUR	17,565	2,032
3.043%, 12/15/35 (C)	$	1,605	179
2.500%, 03/31/19 (B) (D)		275	184
2.260%, 12/31/38 (B) (D)	EUR	1,341	892
0.750%, 02/22/17	$	3,138	2,948
0.044%, 12/15/35 (C)		17,962	1,904
0.000%, 10/30/49		11	6
YPF
8.750%, 04/04/24 (A)		800	788

Description		Face Amount (Thousands)	Market Value ($ Thousands)

8.500%, 07/28/25 (A)	$	2,563	$2,499

			40,882

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/25 (A)		2,476	2,437

Azerbaijan — 1.0%
Republic of Azerbaijan
4.750%, 03/18/24		1,900	1,805
4.750%, 03/18/24 (A)		2,920	2,774
Southern Gas Corridor
6.875%, 03/24/26		1,833	1,835
State Oil of the Azerbaijan Republic
6.950%, 03/18/30		1,733	1,565
6.950%, 03/18/30		2,441	2,206
4.750%, 03/13/23		4,112	3,608
4.750%, 03/13/23		500	439

			14,232

Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 01/26/26 (A)		641	635

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/38 (D)		2,637	1,292

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/24		2,680	2,811

Brazil — 8.3%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		660	680
Braskem Finance
5.750%, 04/15/21		1,797	1,712
Brazil Letras do Tesouro Nacional
17.573%, 07/01/19	BRL	11,540	2,139
12.778%, 07/01/18		20,579	4,369
12.593%, 01/01/18		80,293	18,180
12.108%, 01/01/19		34,253	6,831
11.938%, 01/01/19		133,935	26,488
Brazil Loan Trust 1
5.477%, 07/24/23 (A)	$	2,081	1,920
5.477%, 07/24/23		351	322
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/28		1,176	1,002
Brazil Notas do Tesouro Nacional
10.000%, 01/01/17	BRL	1,967	541
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/35		1,000	783

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/18	BRL	30,986	$8,326
10.000%, 01/01/19		850	223
10.000%, 01/01/21		19,202	4,797
10.000%, 01/01/23		12,085	2,897
10.000%, 01/01/25		25,426	5,899
BRF
4.750%, 05/22/24	$	3,410	3,222
Caixa Economica Federal
4.250%, 05/13/19		200	190
Cosan
5.000%, 03/14/23 (A)		699	612
ESAL GmbH
6.250%, 02/05/23 (A)		632	555
Federal Republic of Brazil
10.125%, 05/15/27		1,378	1,877
10.125%, 05/15/27		850	1,158
8.250%, 01/20/34		3,302	3,690
7.125%, 01/20/37		2,259	2,282
5.625%, 01/07/41		1,540	1,328
4.875%, 01/22/21		6,360	6,424
4.250%, 01/07/25		3,962	3,635
2.625%, 01/05/23 (E)		1,154	990
GTL Trade Finance
5.893%, 04/29/24 (A) (E)		491	401
Klabin Finance
5.250%, 07/16/24		790	742
Marfrig Overseas
9.500%, 05/04/20 (A)		835	843
9.500%, 05/04/20		371	375
Petrobras Global Finance
4.875%, 03/17/20		549	457
3.522%, 03/17/20 (C)		823	634
Petrobras International Finance
5.750%, 01/20/20		2,097	1,822
5.375%, 01/27/21		2,929	2,421
Samarco Mineracao
4.125%, 11/01/22 (A)		244	146

			120,913

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/25		2,488	2,339

Chile — 1.5%
Banco del Estado de Chile MTN
4.125%, 10/07/20		30	32
3.875%, 02/08/22 (A)		230	243
BancoEstado
4.125%, 10/07/20 (A)		270	285
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/20	CLP	80,000	130

Description		Face Amount (Thousands)	Market Value ($ Thousands)

6.000%, 01/01/22	CLP	90,000	$149
Empresa Electrica Angamos
4.875%, 05/25/29 (A)	$	1,323	1,226
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		100	109
6.250%, 07/08/19		50	54
5.250%, 08/10/20 (A)		240	258
5.250%, 08/10/20		100	107
4.375%, 10/30/24 (A)		564	564
Nacional del Cobre de Chile
6.150%, 10/24/36 (E)		1,748	1,918
5.625%, 09/21/35		880	919
5.625%, 10/18/43		250	260
4.875%, 11/04/44 (A) (E)		4,284	3,983
4.500%, 08/13/23 (A) (E)		903	939
4.500%, 09/16/25 (A) (E)		1,875	1,911
4.250%, 07/17/42		265	227
3.000%, 07/17/22 (A) (E)		1,950	1,882
Republic of Chile
5.500%, 08/05/20	CLP	323,000	500
3.125%, 03/27/25	$	750	784
2.250%, 10/30/22		3,981	3,961
VTR Finance
6.875%, 01/15/24 (A)		1,026	1,000

			21,441

China — 0.8%
Amber Circle Funding
3.250%, 12/04/22		850	881
CNOOC Curtis Funding No. 1 Pty
4.500%, 10/03/23		650	689
CNOOC Finance
3.500%, 05/05/25		234	230
Sinochem Offshore Capital MTN
3.250%, 04/29/19 (A)		1,432	1,459
Sinochem Overseas Capital
4.500%, 11/12/20		1,723	1,832
Sinopec Capital
3.125%, 04/24/23 (A)		539	533
Sinopec Group Overseas Development
4.375%, 04/10/24 (A)		800	854
3.250%, 04/28/25		3,600	3,572
State Grid Overseas Investment
4.125%, 05/07/24 (A)		1,216	1,327

			11,377

Colombia — 5.5%
Bogota Distrito Capital
9.750%, 07/26/28 (A)	COP	8,820,000	2,954
9.750%, 07/26/28		370,000	124
Colombian TES
11.000%, 07/24/20		227,500	85
10.000%, 07/24/24		13,513,900	5,048
7.750%, 09/18/30		50,041,200	15,709

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

7.500%, 08/26/26	COP	24,777,400	$7,867
7.000%, 05/04/22		16,840,300	5,395
6.000%, 04/28/28		19,726,700	5,425
Ecopetrol
7.375%, 09/18/43	$	920	842
5.875%, 09/18/23		1,779	1,754
5.875%, 05/28/45		1,799	1,416
5.375%, 06/26/26		717	652
Emgesa ESP
8.750%, 01/25/21	COP	1,450,000	463
Empresas Publicas de Medellin ESP
8.375%, 02/01/21		4,272,000	1,354
7.625%, 09/10/24 (A)		3,410,000	983
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/24 (A)		1,645,000	467
7.875%, 08/12/24		884,000	251
Pacific Exploration and Production
5.625%, 01/19/25 (A)	$	2,298	391
Pacific Rubiales Energy
5.375%, 01/26/19		900	153
Republic of Colombia MTN
11.750%, 02/25/20		322	423
10.375%, 01/28/33		360	512
9.850%, 06/28/27	COP	1,257,000	487
9.850%, 06/28/27		5,078,000	1,966
8.125%, 05/21/24	$	550	686
7.750%, 04/14/21	COP	3,875,000	1,307
7.375%, 09/18/37	$	2,747	3,248
6.125%, 01/18/41		4,737	4,974
5.625%, 02/26/44		902	897
5.000%, 06/15/45		1,705	1,586
4.500%, 01/28/26		3,100	3,170
4.375%, 07/12/21		3,546	3,697
4.375%, 03/21/23 (E)	COP	1,184,000	330
4.375%, 03/21/23		1,917,000	534
4.000%, 02/26/24	$	4,188	4,209
3.875%, 03/22/26	EUR	1,533	1,763

			81,122

Costa Rica — 0.9%
Banco Nacional de Costa Rica
6.250%, 11/01/23 (A)	$	240	234
Instituto Costarricense de Electricidad
6.950%, 11/10/21		400	399
6.375%, 05/15/43		250	185
Republic of Costa Rica
7.158%, 03/12/45 (A)		1,237	1,120
7.158%, 03/12/45		1,533	1,387
7.000%, 04/04/44		1,887	1,703
7.000%, 04/04/44 (A)		4,412	3,982
4.375%, 04/30/25 (A)		381	333
4.375%, 04/30/25		2,627	2,299

Description		Face Amount (Thousands)	Market Value ($ Thousands)

4.250%, 01/26/23	$	1,424	$1,299

			12,941

Croatia — 1.3%
Government of Croatia
6.750%, 11/05/19		1,190	1,306
6.625%, 07/14/20		2,795	3,070
6.375%, 03/24/21		5,940	6,490
6.375%, 03/24/21 (A)		2,229	2,435
6.000%, 01/26/24		1,100	1,197
6.000%, 01/26/24 (A)		1,948	2,120
5.875%, 07/09/18	EUR	150	187
5.500%, 04/04/23	$	200	211
3.000%, 03/11/25	EUR	2,150	2,313

			19,329

Dominican Republic — 1.3%
Dominican Republic
15.950%, 06/04/21	DOP	3,800	102
11.500%, 05/10/24		55,000	1,274
11.000%, 01/05/18		6,320	141
11.000%, 07/30/21 (A)		53,760	1,206
9.040%, 01/23/18	$	794	842
8.625%, 04/20/27		1,407	1,583
7.500%, 05/06/21 (A)		1,774	1,934
7.450%, 04/30/44 (A)		2,850	2,992
7.450%, 04/30/44		1,015	1,066
6.875%, 01/29/26		500	530
6.850%, 01/27/45		400	396
6.850%, 01/27/45 (A)		1,699	1,682
6.600%, 01/28/24		882	937
5.875%, 04/18/24		210	215
5.875%, 04/18/24 (A)		1,747	1,791
5.500%, 01/27/25		2,144	2,144

			18,835

Ecuador — 0.8%
EP PetroEcuador via Noble Sovereign Funding I
6.258%, 09/24/19 (C)		3,624	3,158
Republic of Ecuador
10.500%, 03/24/20		1,321	1,189
10.500%, 03/24/20 (A)		3,770	3,393
7.950%, 06/20/24		4,100	3,403

			11,143

Egypt — 0.4%
Government of Egypt
6.875%, 04/30/40		435	370
5.875%, 06/11/25		3,950	3,516
5.875%, 06/11/25 (A)		2,140	1,905

			5,791

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32	$	1,423	$1,348
8.250%, 04/10/32		513	486
7.750%, 01/24/23		708	694
7.650%, 06/15/35		6,336	5,544
7.625%, 02/01/41		530	449
7.375%, 12/01/19		1,120	1,115
6.375%, 01/18/27		3,131	2,709
6.375%, 01/18/27 (A)		1,755	1,518
5.875%, 01/30/25 (A)		638	550
5.875%, 01/30/25		210	181

			14,594

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24 (A)		1,069	983

Gabon — 0.1%
Gabonese Republic
8.200%, 12/12/17		282	283
6.950%, 06/16/25 (A)		388	323
6.375%, 12/12/24 (A)		261	217
6.375%, 12/12/24		255	211

			1,034

Georgia — 0.2%
Georgian Railway
7.750%, 07/11/22		3,377	3,588

Ghana — 0.8%
Republic of Ghana
10.750%, 10/14/30 (A)		1,250	1,220
10.750%, 10/14/30		4,141	4,042
8.500%, 10/04/17 (A)		300	295
8.125%, 01/18/26		1,308	1,027
8.125%, 01/18/26 (A)		2,622	2,058
7.875%, 08/07/23		3,097	2,454

			11,096

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/24 (A)		1,090	1,019

Hungary — 4.5%
Magyar Export-Import Bank
4.000%, 01/30/20 (A)		925	938
Republic of Hungary
7.625%, 03/29/41		7,760	10,988
7.500%, 11/12/20	HUF	262,990	1,186
7.000%, 06/24/22		1,194,950	5,501
6.750%, 10/22/28		932,610	4,649
6.375%, 03/29/21	$	5,556	6,312
6.250%, 01/29/20		1,430	1,590
6.000%, 11/24/23	HUF	1,715,290	7,663

Description		Face Amount (Thousands)	Market Value ($ Thousands)

5.750%, 11/22/23	$	5,134	$5,848
5.500%, 12/22/16	HUF	555,220	2,078
5.500%, 12/20/18		404,600	1,626
5.500%, 06/24/25		1,777,670	7,849
5.375%, 02/21/23	$	3,757	4,164
5.375%, 03/25/24		536	600
4.000%, 04/25/18	HUF	209,060	799
4.000%, 03/25/19	$	636	660
3.500%, 06/24/20	HUF	121,180	469
3.500%, 06/24/20		146,000	567
3.000%, 06/26/24		479,050	1,770
2.500%, 06/22/18		239,220	890

			66,147

India — 0.3%
ABJA Investment Pte
5.950%, 07/31/24	$	472	439
Bharti Airtel International Netherlands
5.125%, 03/11/23		3,155	3,370
Export-Import Bank of India MTN
4.000%, 08/07/17		200	205

			4,014

Indonesia — 8.5%
Indonesia Treasury Bond
8.750%, 05/15/31	IDR	31,451,000	2,486
8.250%, 07/15/21		4,871,000	380
Majapahit Holding
8.000%, 08/07/19	$	470	536
7.875%, 06/29/37 (A)		205	241
7.875%, 06/29/37		300	353
7.750%, 01/20/20		894	1,021
Pelabuhan Indonesia III
4.875%, 10/01/24		1,659	1,674
Pertamina Persero
6.500%, 05/27/41 (A)		380	371
6.450%, 05/30/44		439	429
6.450%, 05/30/44 (A)		665	646
6.000%, 05/03/42		340	310
6.000%, 05/03/42 (A)		935	854
5.625%, 05/20/43 (A)		889	783
5.625%, 05/20/43		3,882	3,419
5.250%, 05/23/21 (A)		921	964
4.875%, 05/03/22 (A)		220	223
Perusahaan Listrik Negara MTN
5.250%, 10/24/42		580	519
Republic of Indonesia MTN
12.800%, 06/15/21	IDR	210,000	19
11.625%, 03/04/19	$	80	100
11.625%, 03/04/19		1,674	2,099
11.625%, 03/04/19 (A)		975	1,223
11.000%, 09/15/25	IDR	3,200,000	289
9.000%, 03/15/29		187,712,000	15,022
8.500%, 10/12/35	$	925	1,253

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

8.375%, 03/15/24	IDR	239,219,000	$18,679
8.375%, 09/15/26		38,580,000	3,044
8.375%, 03/15/34		151,246,000	11,524
8.250%, 06/15/32		17,369,000	1,305
8.250%, 05/15/36		74,822,000	5,670
7.875%, 04/15/19		40,146,000	3,053
7.750%, 01/17/38	$	291	374
7.750%, 01/17/38		6,825	8,778
7.000%, 05/15/22	IDR	158,680,000	11,524
7.000%, 05/15/27		2,300,000	161
6.750%, 01/15/44	$	1,000	1,209
6.750%, 01/15/44 (A)		650	786
6.625%, 05/15/33	IDR	35,776,000	2,286
6.625%, 02/17/37	$	1,426	1,653
6.125%, 05/15/28	IDR	26,020,000	1,649
5.950%, 01/08/46	$	219	242
5.875%, 01/15/24		2,876	3,230
5.875%, 01/15/24 (A)		888	997
5.625%, 05/15/23	IDR	44,408,000	2,953
5.250%, 01/17/42	$	692	695
4.875%, 05/05/21 (A)		200	215
4.875%, 05/05/21		1,312	1,413
4.750%, 01/08/26 (A)		900	944
4.750%, 01/08/26		1,044	1,095
4.125%, 01/15/25		1,331	1,337
3.375%, 04/15/23 (A)		1,939	1,894
3.375%, 07/30/25	EUR	1,280	1,454
2.875%, 07/08/21 (A)		594	697

			124,075

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/28	$	5,928	4,073

Ivory Coast — 1.4%
Ivory Coast Government Bond
11.660%, 12/31/32		9,263	8,545
6.375%, 03/03/28 (A)		2,946	2,784
5.750%, 12/31/32		1,200	1,107
5.750%, 12/31/32		3,413	3,148
5.375%, 07/23/24 (A)		2,769	2,541
5.375%, 07/23/24		1,950	1,789

			19,914

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/20		2,200	1,887
7.125%, 04/01/22 (A)		1,040	808
Government of Jamaica
7.875%, 07/28/45		637	647
7.625%, 07/09/25		1,656	1,830
6.750%, 04/28/28		1,056	1,082

			6,254

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Kazakhstan — 1.0%
Development Bank of Kazakhstan
4.125%, 12/10/22	$	770	$686
KazAgro National Management Holding MTN
4.625%, 05/24/23		3,123	2,592
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)		250	220
KazMunayGas National
9.125%, 07/02/18 (A)		561	612
9.125%, 07/02/18		1,071	1,168
7.000%, 05/05/20 (A)		1,310	1,375
6.375%, 04/09/21 (A)		4,195	4,311
6.375%, 04/09/21		734	754
Republic of Kazakhstan MTN
6.500%, 07/21/45		1,000	1,039
6.500%, 07/21/45 (A)		360	374
6.375%, 10/06/20 (A)		600	590
5.125%, 07/21/25		425	439
Samruk-Energy MTN
3.750%, 12/20/17		500	478
Zhaikmunai
6.375%, 02/14/19 (A)		336	264
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/19 (A)		497	394

			15,296

Kenya — 0.5%
Kenya Government International Bond
6.875%, 06/24/24 (A)		2,662	2,509
6.875%, 06/24/24		673	634
5.875%, 06/24/19 (A)		1,295	1,271
Kenya Infrastructure Bond
11.000%, 09/15/25	KES	230,000	2,128
11.000%, 10/12/26		20,000	181
11.000%, 03/15/27		124,850	1,135

			7,858

Lithuania — 0.3%
Republic of Lithuania
7.375%, 02/11/20	$	462	547
7.375%, 02/11/20 (A)		195	231
6.625%, 02/01/22		200	242
6.125%, 03/09/21		950	1,101
6.125%, 03/09/21 (A)		1,424	1,651

			3,772

Luxembourg — 0.0%
Altice Financing
8.000%, 12/15/19	EUR	400	476

Malaysia — 4.5%
1MDB Global Investments
4.400%, 03/09/23	$	5,100	4,737

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Malaysia Government Bond
5.248%, 09/15/28	MYR	1,050	$295
4.935%, 09/30/43		4,200	1,113
4.498%, 04/15/30		1,240	328
4.392%, 04/15/26		10,601	2,793
4.262%, 09/15/16		19,118	4,945
4.181%, 07/15/24		11,316	2,961
4.160%, 07/15/21		4,260	1,122
4.048%, 09/30/21		4,330	1,132
4.012%, 09/15/17		900	235
3.955%, 09/15/25		23,520	6,090
3.892%, 03/15/27		1,369	344
3.889%, 07/31/20		2,330	607
3.844%, 04/15/33		1,770	425
3.800%, 08/17/23		3,000	772
3.795%, 09/30/22		13,500	3,477
3.654%, 10/31/19		13,430	3,470
3.580%, 09/28/18		4,747	1,227
3.502%, 05/31/27		1,050	253
3.492%, 03/31/20		5,460	1,404
3.480%, 03/15/23		14,448	3,638
3.418%, 08/15/22		15,169	3,831
3.314%, 10/31/17		46,169	11,927
3.260%, 03/01/18		19,210	4,938
Petronas Capital MTN
4.500%, 03/18/45 (A)	$	1,010	1,047
3.500%, 03/18/25 (A)		2,593	2,640

			65,751

Mexico — 9.1%
Alfa
6.875%, 03/25/44		1,750	1,744
America Movil
7.125%, 12/09/24	MXN	18,110	1,025
6.000%, 06/09/19		12,420	719
BBVA Bancomer
6.750%, 09/30/22 (A)	$	500	555
Cemex
7.750%, 04/16/26 (A)		528	541
6.125%, 05/05/25 (A) (E)		1,239	1,159
5.700%, 01/11/25 (A)		213	197
Cemex Finance
9.375%, 10/12/22		1,500	1,650
9.375%, 10/12/22 (A)		572	629
6.000%, 04/01/24 (A)		35	33
Comision Federal de Electricidad
7.350%, 11/25/25	MXN	21,225	1,178
5.750%, 02/14/42 (A)	$	500	482
4.875%, 01/15/24 (A)		237	244
Fermaca Enterprises S de RL
6.375%, 03/30/38 (A)		633	596
Mexican Bonos
7.750%, 11/23/34	MXN	16,946	1,115

Description		Face Amount (Thousands)	Market Value ($ Thousands)

7.750%, 11/13/42	MXN	36,350	$2,388
7.500%, 06/03/27		9,023	584
6.500%, 06/09/22		87,639	5,360
5.750%, 03/05/26		30,679	1,763
5.000%, 06/15/17		34,891	2,059
5.000%, 12/11/19		69,650	4,050
Mexican Bonos, Ser M10
8.500%, 12/13/18		71,640	4,572
7.750%, 12/14/17		54,701	3,381
7.250%, 12/15/16		14,611	871
Mexican Bonos, Ser M20
10.000%, 12/05/24		256,240	19,194
8.500%, 05/31/29		27,273	1,904
8.000%, 12/07/23		11,575	768
7.750%, 05/29/31		90,900	5,981
Mexican Bonos, Ser M30
8.500%, 11/18/38		93,076	6,575
Mexican Udibonos
4.426%, 12/04/25		38,754	2,561
2.000%, 06/09/22		1,471	450
Mexico Cetes
4.177%, 10/13/16		320,040	1,825
4.013%, 06/23/16		48,431	280
4.011%, 07/21/16		257,745	1,486
Petroleos Mexicanos MTN
9.500%, 09/15/27	$	169	200
7.190%, 09/12/24	MXN	55,630	2,813
6.875%, 08/04/26	$	4,638	5,021
6.875%, 08/04/26 (A)		4,738	5,129
6.625%, 06/15/35		4,931	4,734
6.625%, 06/15/38		2,088	1,978
6.500%, 06/02/41		1,709	1,609
6.375%, 02/04/21 (A)		326	348
6.375%, 01/23/45 (A)		806	747
6.000%, 03/05/20		335	354
5.625%, 01/23/46		722	607
5.500%, 01/21/21		275	285
5.500%, 06/27/44		623	518
5.500%, 06/27/44		284	236
4.875%, 01/24/22		271	269
4.875%, 01/18/24		1,192	1,168
4.500%, 01/23/26		314	292
4.250%, 01/15/25		3,625	3,358
4.250%, 01/15/25		2,083	1,929
3.500%, 01/30/23		46	42
3.500%, 01/30/23 (A)		40	36
2.750%, 04/21/27	EUR	350	315
Petroloes Mexicanos MTN
5.625%, 01/23/46 (A)	$	1,437	1,208
Sixsigma Networks Mexico
8.250%, 11/07/21 (A)		527	497

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

United Mexican States MTN
7.500%, 04/08/33	$	336	$461
6.050%, 01/11/40		648	760
5.750%, 10/12/10		468	474
5.550%, 01/21/45		812	899
4.750%, 03/08/44		1,770	1,766
4.600%, 01/23/46		2,301	2,243
4.125%, 01/21/26		5,300	5,557
4.000%, 10/02/23		4,689	4,912
3.600%, 01/30/25		3,804	3,880

			132,564

Mongolia — 0.6%
Development Bank of Mongolia MTN
5.750%, 03/21/17		902	868
Mongolia Government Bond
10.875%, 04/06/21		1,205	1,205
5.125%, 12/05/22		481	373
5.125%, 12/05/22		5,932	4,600
4.125%, 01/05/18		831	761
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/20 (A)		355	325
9.375%, 05/19/20		350	321

			8,453

Montenegro — 0.2%
Republic of Montenegro
5.750%, 03/10/21	EUR	1,500	1,684
5.750%, 03/10/21 (A)		551	618
5.375%, 05/20/19		399	462

			2,764

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/42	$	1,795	1,862
5.500%, 12/11/42 (A)		200	208
4.250%, 12/11/22 (A)		287	293
OCP
6.875%, 04/25/44 (A)		655	679
5.625%, 04/25/24 (A)		305	317
4.500%, 10/22/25 (A)		288	276

			3,635

Mozambique — 0.0%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/20		532	448

Namibia — 0.1%
Namibia International Bonds
5.250%, 10/29/25 (A)		1,132	1,092

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Nigeria — 0.2%
Republic of Nigeria
6.750%, 01/28/21	$	2,008	$1,933
6.750%, 01/28/21 (A)		550	529

			2,462

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/24		3,900	4,142
7.250%, 04/15/19 (A)		500	524
6.875%, 06/01/17		430	444
6.875%, 06/01/17		100	104

			5,214

Panama — 1.0%
Panama Notas del Tesoro
4.875%, 02/05/21		704	740
Republic of Panama
9.375%, 01/16/23		560	752
9.375%, 04/01/29		3,456	5,149
8.875%, 09/30/27		1,345	1,927
8.125%, 04/28/34		2,128	2,883
6.700%, 01/26/36		1,350	1,721
4.300%, 04/29/53		130	122
4.000%, 09/22/24		901	946
3.750%, 03/16/25		862	886

			15,126

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/44 (A)		906	924
6.100%, 08/11/44		861	878
5.000%, 04/15/26		956	956
4.625%, 01/25/23		2,616	2,642
Telefonica Celular del Paraguay
6.750%, 12/13/22		200	196
6.750%, 12/13/22		200	196

			5,792

Peru — 2.2%
Abengoa Transmision Sur
6.875%, 04/30/43 (A)		273	275
Peru Enhanced Pass-Through Finance
4.893%, 06/02/25 (A)		1,000	765
1.506%, 05/31/18 (A)		182	174
1.503%, 05/31/18		67	64
Republic of Peru
8.750%, 11/21/33		3,637	5,374
8.200%, 08/12/26	PEN	6,268	2,051
7.350%, 07/21/25	$	1,344	1,767
6.950%, 08/12/31	PEN	6,696	1,959
6.950%, 08/12/31		9,861	2,885
6.850%, 02/12/42		613	170
6.550%, 03/14/37	$	1,794	2,234
5.700%, 08/12/24	PEN	10,994	3,103

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

5.700%, 08/12/24 (A)	PEN	10,512	$2,986
4.125%, 08/25/27	$	111	116
3.750%, 03/01/30	EUR	6,138	7,107
Southern Copper
3.875%, 04/23/25	$	680	652

			31,682

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/21		330	371
Republic of Philippines
3.900%, 11/26/22	PHP	45,000	963
3.700%, 03/01/41	$	307	324

			1,658

Poland — 4.5%
Republic of Poland
5.125%, 04/21/21		1,871	2,091
5.000%, 03/23/22		249	278
4.000%, 10/25/23	PLN	14,550	4,303
4.000%, 01/22/24	$	446	476
3.750%, 04/25/18	PLN	4,860	1,366
3.250%, 07/25/25		72,643	20,356
3.000%, 03/17/23	$	1,829	1,834
2.750%, 08/25/23	PLN	16,397	5,449
2.500%, 07/25/18		12,600	3,461
2.500%, 07/25/26		40,576	10,576
2.000%, 04/25/21		3,349	893
1.707%, 07/25/17		2,390	631
1.500%, 04/25/20		25,155	6,646
Republic of Poland, Ser 0922
5.750%, 09/23/22		21,939	7,094

			65,454

Qatar — 0.5%
Ooredoo International Finance
7.875%, 06/10/19	$	665	776
State of Qatar
9.750%, 06/15/30		2,237	3,632
6.400%, 01/20/40		2,088	2,780

			7,188

Romania — 1.0%
Government of Romania
6.750%, 02/07/22 (A)		350	414
6.750%, 02/07/22		2,459	2,913
6.125%, 01/22/44		300	366
5.950%, 06/11/21	RON	650	192
5.850%, 04/26/23		9,250	2,780
4.875%, 01/22/24	$	216	238
4.750%, 02/24/25	RON	18,880	5,333
4.375%, 08/22/23	$	396	421
3.500%, 12/19/22	RON	5,115	1,343

			14,000

Description		Face Amount (Thousands)	Market Value ($ Thousands)

Russia — 4.9%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/21	$	1,500	$1,617
Gaz Capital
6.510%, 03/07/22 (A)		224	235
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (A)		230	212
Gazprom OAO Via Gaz Capital
9.250%, 04/23/19		1,492	1,691
9.250%, 04/23/19 (A)		381	432
6.510%, 03/07/22		193	202
5.999%, 01/23/21 (A)		310	320
4.950%, 07/19/22 (A)		157	153
4.950%, 02/06/28 (A)		2,390	2,163
Ritekro
13.956%, 11/07/22 (F) (G)		914	457
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22 (A)		465	432
3.149%, 03/06/17 (A)		7	7
Russian Federal Bond - OFZ
8.150%, 02/03/27	RUB	34,254	486
7.600%, 04/14/21		656,180	9,274
7.600%, 07/20/22		463,335	6,465
7.500%, 03/15/18		180,510	2,620
7.500%, 02/27/19		274,827	3,939
7.400%, 04/19/17		70,000	1,025
7.050%, 01/19/28		365,672	4,740
7.000%, 01/25/23		193,576	2,612
7.000%, 08/16/23		374,212	5,026
6.900%, 08/03/16		42,224	626
6.800%, 12/11/19		85,636	1,191
6.700%, 05/15/19		591,505	8,279
6.500%, 12/03/14 (D)		22,770	305
6.400%, 05/27/20		228,079	3,110
6.200%, 01/31/18		255,304	3,626
Russian Foreign Bond - Eurobond
5.875%, 09/16/43	$	800	826
5.625%, 04/04/42		1,400	1,415
4.875%, 09/16/23		1,600	1,671
4.875%, 09/16/23 (A)		1,200	1,253
3.250%, 04/04/17		600	605
Vnesheconombank Via VEB Finance
6.902%, 07/09/20		1,310	1,351
6.800%, 11/22/25		2,294	2,298
6.800%, 11/22/25 (A)		150	150
5.450%, 11/22/17 (A)		400	405

			71,219

Senegal — 0.3%
Republic of Senegal
8.750%, 05/13/21		790	851
8.750%, 05/13/21 (A)		540	582

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

6.250%, 07/30/24	$	3,530	$3,283
6.250%, 07/30/24 (A)		426	396

			5,112

Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/21		5,392	6,026
7.250%, 09/28/21 (A)		200	223
5.875%, 12/03/18 (A)		530	554
4.875%, 02/25/20		2,715	2,757

			9,560

Slovenia — 0.8%
Slovenia Government International Bond
5.850%, 05/10/23		1,800	2,075
5.250%, 02/18/24		9,080	10,170

			12,245

South Africa — 5.2%
Eskom Holdings
7.125%, 02/11/25		2,320	2,143
7.125%, 02/11/25 (A)		4,613	4,261
6.750%, 08/06/23		1,625	1,499
6.750%, 08/06/23 (A) (E)		1,289	1,189
5.750%, 01/26/21		1,389	1,278
Republic of South Africa
10.500%, 12/21/26	ZAR	165,214	12,273
8.875%, 02/28/35		7,030	441
8.750%, 01/31/44		20,346	1,232
8.750%, 02/28/48		13,630	823
8.500%, 01/31/37		40,525	2,435
8.250%, 09/15/17		8,000	545
8.250%, 03/31/32		23,842	1,433
8.000%, 12/21/18		12,488	840
8.000%, 01/31/30		177,437	10,665
7.750%, 02/28/23		108,686	6,925
7.250%, 01/15/20		62,032	4,039
7.000%, 02/28/31		103,711	5,617
6.875%, 05/27/19	$	580	637
6.750%, 03/31/21	ZAR	78,500	4,922
6.500%, 02/28/41		39,901	1,878
6.250%, 03/31/36		78,799	3,729
5.875%, 09/16/25	$	4,698	5,083
Transnet SOC
9.500%, 05/13/21 (A)	ZAR	13,360	826
4.000%, 07/26/22	$	600	542
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/20 (A)		1,046	1,035

			76,290

Sri Lanka — 0.8%
Republic of Sri Lanka
6.850%, 11/03/25		4,469	4,260
6.850%, 11/03/25 (A)		1,737	1,656
6.250%, 07/27/21		2,755	2,687

Description		Face Amount (Thousands)	Market Value ($ Thousands)

6.000%, 01/14/19	$	238	$238
5.875%, 07/25/22		1,020	961
5.875%, 07/25/22 (A)		2,238	2,108

			11,910

Supra-National — 0.1%
European Investment Bank MTN
8.500%, 09/17/24	ZAR	9,200	593
Inter-American Development Bank MTN
7.350%, 09/12/18	IDR	20,140,000	1,488

			2,081

Thailand — 2.6%
Thailand Government Bond
5.670%, 03/13/28	THB	3,000	119
4.875%, 06/22/29		143,838	5,470
4.675%, 06/29/44		4,171	163
3.875%, 06/13/19		68,000	2,083
3.850%, 12/12/25		143,363	4,843
3.650%, 12/17/21		386,356	12,272
3.625%, 06/16/23		243,651	7,875
3.580%, 12/17/27		69,970	2,344
2.550%, 06/26/20		40,000	1,189
1.250%, 03/12/28		22,900	627
1.200%, 07/14/21		59,400	1,759

			38,744

Trinidad & Tobago — 0.0%
Republic of Trinidad & Tobago
4.375%, 01/16/24 (A)	$	395	416

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)		1,298	1,123

Turkey — 7.0%
Export Credit Bank of Turkey MTN
5.875%, 04/24/19 (A)		200	210
5.375%, 02/08/21 (A)		896	912
5.000%, 09/23/21 (A)		538	540
KOC Holding
5.250%, 03/15/23		1,840	1,835
Republic of Turkey
11.875%, 01/15/30		900	1,532
10.500%, 01/15/20	TRY	15,670	5,727
10.400%, 03/27/19		3,560	1,289
10.400%, 03/20/24		2,250	829
9.500%, 01/12/22		8,610	3,030
9.400%, 07/08/20		53,256	18,782
9.000%, 03/08/17		8,479	2,987
9.000%, 07/24/24		12,758	4,345
8.800%, 11/14/18		9,824	3,420
8.500%, 07/10/19		3,658	1,259
8.500%, 09/14/22		13,148	4,400

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Description		Face Amount (Thousands)	Market Value ($ Thousands)

8.300%, 06/20/18	TRY	14,151	$4,890
8.000%, 03/12/25		2,113	674
8.000%, 02/14/34	$	1,350	1,765
7.500%, 11/07/19		2,260	2,577
7.400%, 02/05/20	TRY	38,587	12,738
7.375%, 02/05/25	$	1,258	1,508
7.100%, 03/08/23	TRY	6,560	2,027
7.000%, 06/05/20	$	2,300	2,603
6.875%, 03/17/36		1,787	2,109
6.750%, 04/03/18		1,374	1,479
6.750%, 05/30/40		1,889	2,215
6.300%, 02/14/18	TRY	1,090	365
6.250%, 09/26/22	$	2,414	2,684
6.000%, 01/14/41		280	302
5.750%, 03/22/24		801	869
5.625%, 03/30/21		1,912	2,063
5.125%, 03/25/22		2,063	2,169
4.875%, 10/09/26		504	510
4.875%, 04/16/43		673	624
4.250%, 04/14/26		1,278	1,244
3.000%, 08/02/23	TRY	6,285	2,288
TC Ziraat Bankasi
4.250%, 07/03/19 (A)	$	1,440	1,440
Turk Telekomunikasyon
4.875%, 06/19/24		1,750	1,677

			101,917

Ukraine — 1.3%
Government of Ukraine
7.750%, 09/01/19		109	102
7.750%, 09/01/20		535	502
7.750%, 09/01/20 (A)		2,179	2,044
7.750%, 09/01/21		516	478
7.750%, 09/01/21 (A)		730	676
7.750%, 09/01/22		516	472
7.750%, 09/01/22 (A)		3,325	3,042
7.750%, 09/01/23		516	467
7.750%, 09/01/23 (A)		930	841
7.750%, 09/01/24 (A)		730	653
7.750%, 09/01/24		3,116	2,785
7.750%, 09/01/25 (A)		2,477	2,196
7.750%, 09/01/25		400	355
7.750%, 09/01/26		400	353
7.750%, 09/01/26 (A) (E)		1,125	993
7.750%, 09/01/27 (A)		523	461
7.750%, 09/01/27		1,090	962
3.242%, 05/31/40 (A) (C)		1,406	460
0.000%, 05/31/40 (C)		953	311
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)		1,711	1,506

			19,659

Description	Face Amount (Thousands)	Market Value ($ Thousands)

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/37	$1,800	$1,835
MAF Global Securities
7.125%, 10/29/49 (C)	2,490	2,615

		4,450

Uruguay — 0.5%
Republic of Uruguay PIK
7.875%, 01/15/33	—	—
Republic of Uruguay
5.100%, 06/18/50	5,614	5,221
4.375%, 10/27/27	1,443	1,479
4.125%, 11/20/45	458	392

		7,092

Venezuela — 1.5%
Petroleos de Venezuela
8.500%, 11/02/17	4,800	2,544
8.500%, 11/02/17	6,406	3,396
6.000%, 05/16/24	7,710	2,394
5.500%, 04/12/37	4,700	1,492
5.250%, 04/12/17	6,755	3,431
5.250%, 04/12/17	156	79
5.125%, 10/28/16 (E)	337	263
Republic of Venezuela
13.625%, 08/15/18	1,716	1,042
13.625%, 08/15/18	144	80
11.950%, 08/05/31	1,420	561
11.750%, 10/21/26	2,515	987
9.375%, 01/13/34	5,886	2,089
9.250%, 09/15/27	1,313	525
9.250%, 05/07/28	445	157
8.250%, 10/13/24	500	170
8.250%, 10/13/24	7,020	2,387

		21,597

Vietnam — 0.1%
Republic of Vietnam
4.800%, 11/19/24 (A)	1,026	1,029
4.800%, 11/19/24	200	200

		1,229

Zambia — 0.3%
Republic of Zambia
8.970%, 07/30/27 (A)	1,639	1,348
8.970%, 07/30/27	1,138	944
8.500%, 04/14/24	836	692
8.500%, 04/14/24 (A)	732	606
5.375%, 09/20/22	421	320

		3,910

Total Global Bonds (Cost $1,502,281) ($ Thousands)		1,409,045

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.0%

Singapore — 0.0%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/11 (C) (F) (G)	262	$131
Morton Bay
6.220%, 12/31/13 (F) (G)	3,158	—

		131

Total Loan Participations (Cost $3,395) ($ Thousands)		131

	Shares

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.380%* † (H)	12,104,103	12,104

Total Affiliated Partnership (Cost $12,104) ($ Thousands)		12,104

Total Investments — 97.3% (Cost $1,517,780) ($ Thousands)		$1,421,280

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R186	107	May-2016	$28
JSE Bond Future R207	650	May-2016	79
JSE Bond Future R208	670	May-2016	109
Korea 10-Year Bond	39	Jun-2016	36
Korea 3-Year Bond	127	Jun-2016	31
U.S. 10-Year Treasury Note	14	Jun-2016	(3)
U.S. 10-Year Treasury Note	(289)	Jun-2016	95
U.S. 2-Year Treasury Note	10	Jul-2016	(1)
U.S. 5-Year Treasury Note	(25)	Jun-2016	1
U.S. Long Treasury Bond	21	Jun-2016	(19)

			$356

For the six months ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/04/16-06/30/16	EUR	27,463	PLN	120,630	$1,090
04/04/16-06/15/16	USD	32,892	BRL	127,390	2,610
04/04/16-06/15/16	USD	33,600	EUR	30,162	782
04/04/16-04/04/16	PLN	51,878	EUR	11,896	(383)
04/04/16-06/15/16	BRL	131,006	USD	33,611	(3,009)
04/05/16-07/01/16	USD	1,416	PHP	66,411	27
04/05/16-06/15/16	EUR	54,122	USD	60,275	(1,423)
04/07/16-07/01/16	USD	17,539	IDR	234,632,632	179
04/07/16-05/04/16	IDR	184,405,380	USD	13,820	(136)
04/08/16-06/15/16	USD	8,870	RON	35,987	309
04/08/16-05/04/16	USD	13,002	KRW	15,678,858	730
04/08/16-04/08/16	EUR	14,351	RON	64,323	47
04/08/16-06/15/16	USD	22,641	THB	804,755	214
04/08/16	RON	23,269	EUR	5,198	(10)
04/08/16-06/15/16	TRY	49,945	USD	16,728	(764)
04/08/16-04/25/16	THB	138,243	USD	3,822	(107)
04/08/16-06/15/16	KRW	22,555,815	USD	18,667	(1,091)
04/11/16-06/15/16	USD	42,095	MXN	771,904	2,799
04/12/16-08/10/16	USD	6,497	NGN	1,557,488	731
04/12/16-09/21/16	USD	35,668	RUB	2,686,487	4,370
04/12/16-08/17/16	NGN	1,437,301	USD	5,822	(957)
04/12/16-06/15/16	RUB	2,870,629	USD	38,778	(3,968)
04/14/16-06/15/16	USD	28,922	ZAR	445,804	1,085
04/18/16	USD	2,716	TWD	87,966	22
04/18/16-07/01/16	USD	15,713	INR	1,067,781	332
04/18/16-06/15/16	USD	16,040	PLN	61,678	526
04/18/16-06/15/16	PLN	24,974	USD	6,493	(216)
04/18/16-06/15/16	PEN	85,492	USD	24,421	(1,154)
04/18/16	INR	518,728	USD	7,575	(247)
04/18/16-06/15/16	TWD	601,341	USD	18,356	(379)
04/18/16-06/22/16	COP	20,154,912	USD	6,447	(219)
04/20/16-04/27/16	USD	2,530	CNY	16,906	85
04/20/16-02/15/17	CNY	70,720	USD	10,485	(279)
04/26/16	EUR	2,464	HUF	774,203	(1)
04/26/16-04/26/16	HUF	4,184,441	EUR	13,456	164
04/27/16	CNH	16,295	USD	2,449	(73)
04/27/16-06/21/16	USD	17,583	CLP	12,097,650	441
04/27/16-06/15/16	ILS	54,195	USD	13,884	(552)
04/27/16	CLP	3,775,155	USD	5,211	(423)
04/29/16-06/28/16	USD	7,206	MYR	29,011	290
05/04/16-05/11/16	USD	1,631	PEN	5,438	(1)
05/04/16	USD	2,620	CAD	3,511	95
05/04/16	USD	2,820	HUF	791,996	53
05/04/16	CAD	3,511	USD	2,639	(77)
05/04/16-06/15/16	USD	17,514	TRY	52,357	815
05/04/16-06/15/16	MXN	195,845	USD	10,833	(541)
05/04/16-06/15/16	HUF	3,887,904	USD	13,875	(220)
05/06/16	JPY	289,909	USD	2,542	(40)
05/24/16-06/15/16	ZAR	258,291	USD	16,230	(1,128)

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
06/15/16	RON	4,860	USD	1,208	$(33)
06/15/16	MYR	6,476	USD	1,577	(96)
06/15/16-06/22/16	USD	10,850	COP	33,912,257	360
06/15/16-06/16/16	SGD	19,516	USD	14,172	(319)
07/29/16	KES	127,000	USD	1,122	(109)
11/30/16	ARS	15,714	USD	865	(54)

					$147

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(8,757)	$8,434	$(323)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	$(123,728)	$121,729	$(1,999)
Deutsche Bank	(1,474)	1,503	29
Goldman Sachs	(285,800)	283,940	(1,860)
HSBC	(9,627)	9,399	(228)
JPMorgan Chase Bank	(346,732)	351,234	4,502
Merrill Lynch	(642)	682	40
Morgan Stanley	(1,536)	1,604	68
Standard Bank	(13,643)	13,606	(37)
Standard Chartered	(90)	94	4
Standard New York	(1,674)	1,577	(97)
UBS	(1,716)	1,764	48

			$147

For the six months ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

A list of the open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	52,000	$32
Goldman Sachs	6-Month PLN - WIBOR	2.76%	03/15/2026	PLN	25,000	19
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/2026	MXN	47,200	23
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/2025	MXN	16,624	14
Goldman Sachs	2.46%	6-Month PLN - WIBOR	09/22/2025	PLN	5,500	(55)
Goldman Sachs	4.63%	1-DAY CLP - CLICP	08/21/2025	CLP	205,000	(2)
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/2025	MXN	23,145	39
Goldman Sachs	3.45%	6-Month HUF - BUBOR	05/11/2025	HUF	800,000	(464)
Goldman Sachs	4.53%	1-Day CLP - CLICP	03/11/2025	CLP	791,933	(3)
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/2024	ZAR	23,000	(19)
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	10,000	(14)
Goldman Sachs	1-Year BRL-CDI	10.89%	01/03/2023	ZAR	5,012	(281)
Goldman Sachs	1-Day BRL-CDI	11.99%	01/02/2023	BRL	3,000	(106)
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/2022	MXN	75,956	78
Goldman Sachs	3-Month MYR - KLIBOR	3.74%	03/23/2021	MYR	10,300	10
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/2021	MXN	46,500	10
Goldman Sachs	7-Day CNY	2.49%	02/04/2021	CNY	18,000	—
Goldman Sachs	1-Day BRL-CDI	12.73%	01/04/2021	BRL	10,608,431	(163)
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/2020	CZK	90,000	(37)
Goldman Sachs	6.78%	Colombia IBR Overnight Interbank	12/15/2020	COP	10,000,000	(43)
Goldman Sachs	3-Month MYR - KLIBOR	4.37%	12/15/2020	MYR	12,000	98
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/2020	CZK	42,000	(5)
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/2020	CZK	25,000	(11)
Goldman Sachs	1-Day BRL-CDI	13.39%	01/02/2019	BRL	14,395	(50)
Goldman Sachs	1-Day BRL-CDI	13.42%	01/02/2019	BRL	19,336	(63)
Goldman Sachs	1-Day BRL-CDI	11.81%	01/02/2018	BRL	9,833	(96)
Goldman Sachs	1-Day BRL-CDI	11.98%	01/02/2018	BRL	3,338	(29)
Goldman Sachs	1-Day BRL-CDI	12.86%	01/02/2018	BRL	35,816	(144)
Goldman Sachs	1-Day BRL-CDI	13.27%	01/02/2017	BRL	27,961	(36)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/2016	HUF	3,073,496	(198)
JPMorgan Chase Bank	4.72%	1-Day BRL-CDI	06/05/2025	CLP	1,293,489	(30)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/2024	HUF	300,000	(246)
JPMorgan Chase Bank	6-Month PLN - WIBOR	1.79%	03/24/2021	PLN	9,000	1
JPMorgan Chase Bank	3-Month ZAR - JIBAR	8.45%	03/23/2021	ZAR	43,700	18
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/2021	CZK	61,000	12
JPMorgan Chase Bank	7.16%	Colombia IBR Overnight Interbank	02/11/2021	COP	10,000,000	(94)
JPMorgan Chase Bank	7-Day CNY	2.44%	01/26/2021	CNY	17,000	(7)
JPMorgan Chase Bank	7.11%	Colombia IBR Overnight Interbank	01/22/2021	COP	9,929,262	(87)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2016

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/2020	CZK	30,000	$(4)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/2020	CZK	140,000	(55)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/2020	CZK	250,000	(85)
JPMorgan Chase Bank	5.57%	Colombia IBR Overnight Interbank	10/08/2017	COP	14,000,000	70
JPMorgan Chase Bank	5.41%	Colombia IBR Overnight Interbank	09/21/2017	COP	20,651,242	117
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/2017	HUF	5,732,291	(193)

						$(2,079)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.34%	USD 3M LIBOR	02/06/2045	USD	1,930	$(85)
Bank of America	2.14%	USD 3M LIBOR	01/12/2025	USD	3,534	(180)
JPMorgan Chase Bank	2.08%	USD 3M LIBOR	01/13/2025	USD	4,680	(212)

						$(477)

For the six months ended March 31, 2016 the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for the derivative type during the six months.

Percentages are based on a Net Assets of $1,460,322 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of March 31, 2016, was $167,370 ($ Thousands) and represented 11.46% of net assets.

(B)	Security is in default on interest payment.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $11,701 ($ Thousands).

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2016 was $588 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Securities considered illiquid. The total value of such securities as of March 31, 2016 was $588 ($ Thousands) and represented 0.0% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2016 was $12,104 ($Thousands).

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLICP — Colombian IBR Overnight Interbank Reference Rate

CLP — Chilean Peso

CNH — Chinese Yuan (Offshore)

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TWD — Taiwan Dollar

TRY — New Turkish Lira

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,408,588	$457	$1,409,045
Loan Participation	—	—	131	131
Affiliated Partnership	—	12,104	—	12,104

Total Investments in Securities	$—	$1,420,692	$588	$1,421,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$379	$—	$—	$379
Unrealized Depreciation	(23)	—	—	(23)
Forwards Contracts*
Unrealized Appreciation	—	18,156	—	18,156
Unrealized Depreciation	—	(18,009)	—	(18,009)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	541	—	541
Unrealized Depreciation	—	(2,620)	—	(2,620)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(477)	—	(477)

Total Other Financial Instruments	$356	$(2,409)	$—	$(2,053)

(1)	Of the $588 ($ Thousands) in Level 3 securities as of March 31, 2016, $588 ($ Thousands) or 0.04% as a percent of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	49

Statements of Assets and Liabilities (Unaudited) ($ Thousands)

March 31, 2016

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value†	$2,680,238	*	$1,443,352	*	$506,175	$1,409,176	*
Affiliated investments, at value††	287,237		146,991		—	12,104
Cash	66,283		30,432		9,532	41,620
Cash pledged as collateral for futures and swap contracts	—		—		2,216	1,400
Foreign currency, at value†††	972		2,295		—	9,608
Receivable for fund shares sold	2,135		9,157		259	915
Receivable for investment securities sold	13,400		6,341		1,327	6,540
Dividends and interest receivable	8,510		3,291		4,128	22,603
Unrealized gain on forward foreign currency contracts	—		—		898	18,156
Unrealized gain on foreign spot currency contracts	2		4		543	195
Swap contracts, at value	—		—		—	541
Foreign tax reclaim receivable	4,828		50		—	—
Receivable for variation margin	103		—		79	47
Prepaid expenses	—		26		—	28
Total Assets	3,063,708		1,641,939		525,157	1,522,933
Liabilities:
Payable upon return on securities loaned	219,397		139,598		—	12,104
Payable for investment securities purchased	10,331		7,599		1,072	14,776
Payable for fund shares redeemed	3,484		2,845		588	4,262
Swap contracts, at value††††	—		—		1,085	2,620
Payable to custodian	1,725		152		1,803	8,948
Foreign currency payable to custodian, at value†††	—		—		271	—
Payable for variation margin	711		—		290	158
Administration fees payable	1,056		544		191	543
Unrealized loss on foreign currency spot contracts	15		26		48	116
Unrealized loss on forward foreign currency contracts	—		—		13,674	18,009
Trustees fees payable	1		1		—	1
Chief compliance officer fees payable	3		2		1	2
Administration servicing fees payable	4		—		—	—
Shareholder servicing fees payable	554		287		104	281
Investment advisory fees payable	1,185		1,148		106	713
Accrued expense payable	69		255		48	78
Accrued foreign capital gains tax on appreciated securities	5		316		—	—
Total Liabilities	238,540		152,773		19,281	62,611
Net Assets	$2,825,168		$1,489,166		$505,876	$1,460,322
† Cost of investments	$2,698,379		$1,572,626		$507,027	$1,505,676
†† Cost of affiliated investments	287,237		146,991		—	12,104
††† Cost of foreign currency	883		2,280		(282)	9,566
†††† Cost (Premiums received)	—		—		(231)	—
* Includes market value of securities on loan	208,594		134,753		—	11,701

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,642,524	$1,783,905	$527,595	$1,639,756
Undistributed (distributions in excess of) net investment income	2,914	(8,145)	(5,073)	10,925
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and swap contracts	(801,750)	(157,102)	313	(92,250)
Net unrealized depreciation on investments	(18,141)	(129,274)	(852)	(96,500)
Net unrealized appreciation (depreciation) on futures contracts	(422)	—	(692)	356
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	48	98	(13,257)	591
Net unrealized depreciation on swap contracts	—	—	(2,158)	(2,556)
Accumulated foreign capital gains tax on appreciated securities	(5)	(316)	—	—
Net Assets	$2,825,168	$1,489,166	$505,876	$1,460,322
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.23	$8.95	$10.16	$9.39
	($2,657,794,907 ÷ 287,946,064 shares )	($1,419,691,596 ÷ 158,570,522 shares )	($493,914,076 ÷ 48,620,487 shares )	($1,360,815,323 ÷ 144,962,838 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.22	N/A	N/A	N/A
	($5,167,389 ÷ 560,447 shares )	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$9.23	$8.96	$10.14	$9.41
	($162,206,015 ÷ 17,566,063 shares )	($69,474,798 ÷ 7,753,757 shares )	($11,961,553 ÷ 1,179,944 shares )	($99,506,918 ÷ 10,570,685 shares )

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	51

Statements of Operations (Unaudited) ($ Thousands)

For the six months ended March 31, 2016

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$25,711	$9,849	$—	$—
Dividends from affiliated investments(1)	99	9	—	—
Interest Income	293	—	4,915	47,078
Security lending income — net(1)(2)	519	525	—	94
Less: foreign taxes withheld	(2,594)	(1,086)	(9)	(164)
Total investment income	24,028	9,297	4,906	47,008
Expenses:
Investment advisory fees	7,135	7,425	740	5,815
Administration fees	6,300	3,187	1,110	3,078
Shareholder servicing fees — Class A	3,315	1,704	610	1,602
Shareholder servicing fees — Class I	6	—	—	—
Admin servicing fees — Class I	6	—	—	—
Printing fees	171	84	29	85
Custodian/wire agent fees	157	379	40	220
Professional fees	96	77	17	46
Registration fees	32	19	6	23
Overdraft fees	23	15	8	12
Trustees’ fees	19	10	3	9
Chief compliance officer fees	8	4	1	4
Other expenses	400	243	149	271
Total expenses	17,668	13,147	2,713	11,165
Less:
Waiver of investment advisory fees	—	(698)	(119)	(1,745)
Net expenses	17,668	12,449	2,594	9,420
Net Investment Income (Loss)	6,360	(3,152)	2,312	37,588
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Options, Foreign Capital Gains Tax and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	(57,496)	(70,102)	(275)	(2,523)
Futures contracts	(11,774)	—	1,376	(1,077)
Swap contracts	—	—	(176)	(9,123)
Purchased and written options	—	—	15	—
Foreign currency transactions	(1,762)	(784)	499	(42,546)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	107,556	174,575	30,421	127,648
Futures contracts	1,434	—	(955)	612
Swap contracts	—	—	51	1,827
Foreign capital gains tax on appreciated securities	—	(146)	—	—
Foreign currency translation of other assets and liabilities denominated in foreign currencies	344	136	(15,290)	355
Net Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts, Options, Foreign Capital Gains Tax and Foreign Currency Transactions	38,302	103,679	15,666	75,173
Net Increase in Net Assets Resulting from Operations	$44,662	$100,527	$17,978	$112,761

(1)	See Note 5 in the Notes to Financial Statements for additional information.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Statements of Changes in Net Assets (Unaudited) ($ Thousands)

For the six months ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	International Equity Fund		Emerging Markets Equity Fund
	2016	2015	2016	2015
Operations:
Net Investment Income (Loss)	$6,360	$29,907	$(3,152)	$11,695
Net Realized Gain (Loss) on Investments and Futures Contracts	(69,270)	69,794	(70,102)	(42,913)
Net Realized Loss on Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,762)	(1,670)	(784)	(1,467)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	108,990	(267,021)	174,575	(332,286)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts,
Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	344	(103)	136	18
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	—	(146)	1,853
Net Increase (Decrease) in Net Assets Resulting from Operations	44,662	(169,093)	100,527	(363,100)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(27,578)	(52,424)	(10,996)	(18,640)
Class I	(54)	(85)	N/A	N/A
Class Y	(1,652)	—	(481)	—
Total Dividends and Distributions	(29,284)	(52,509)	(11,477)	(18,640)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	346,528	691,524	240,066	494,958
Reinvestment of Dividends & Distributions	25,415	48,485	10,181	17,391
Cost of Shares Redeemed	(295,148)	(634,524)	(255,677)	(753,872)
Net Increase (Decrease) from Class A Transactions	76,795	105,485	(5,430)	(241,523)
Class I:
Proceeds from Shares Issued	3,444	1,300	N/A	N/A
Reinvestment of Dividends & Distributions	23	53	N/A	N/A
Cost of Shares Redeemed	(3,184)	(1,323)	N/A	N/A
Net Increase from Class I Transactions	283	30	N/A	N/A
Class Y:
Proceeds from Shares Issued	43,253	154,735	26,554	57,875
Reinvestment of Dividends & Distributions	1,652	—	481	—
Cost of Shares Redeemed	(16,162)	(22,503)	(8,119)	(6,060)
Net Increase from Class Y Transactions	28,743	132,232	18,916	51,815
Net Increase (Decrease) in Net Assets derived from Capital Share Transactions	105,821	237,747	13,486	(189,708)
Net Increase (Decrease) in Net Assets	121,199	16,145	102,536	(571,448)
Net Assets:
Beginning of Period	2,703,969	2,687,824	1,386,630	1,958,078
End of Period	$2,825,168	$2,703,969	$1,489,166	$1,386,630
Undistributed (Distributions in Excess of) Net Investment Income	$2,914	$25,838	$(8,145)	$6,484

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	53

Statements of Changes in Net Assets (Unaudited) ($ Thousands) (Concluded)

For the six months ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	International Equity Fund		Emerging Markets Equity Fund
	2016	2015	2016	2015
Capital Share Transactions:
Class A:
Shares Issued	37,357	70,760	28,364	49,684
Reinvestment of Distributions	2,678	5,082	1,181	1,729
Shares Redeemed	(32,463)	(65,342)	(30,237)	(74,085)
Total Class A Transactions	7,572	10,500	(692)	(22,672)
Class I:
Shares Issued	367	134	N/A	N/A
Reinvestment of Distributions	2	5	N/A	N/A
Shares Redeemed	(351)	(136)	N/A	N/A
Total Class I Transactions	18	3	N/A	N/A
Class Y:
Shares Issued	4,968	16,463	3,444	5,824
Reinvestment of Distributions	174	—	56	—
Shares Redeemed	(1,785)	(2,254)	(954)	(616)
Total Class Y Transactions	3,357	14,209	2,546	5,208
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,947	24,712	1,854	(17,464)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

	International Fixed Income Fund		Emerging Markets Debt Fund
	2016	2015	2016	2015
Operations:
Net Investment Income	$2,312	$5,222	$37,588	$67,633
Net Realized Gain (Loss) on Investments, Futures Contracts and Swap Contracts	940	(403)	(12,723)	(29,296)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	499	40,448	(42,546)	(56,413)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Contracts	29,517	(23,230)	130,087	(173,772)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(15,290)	(11,844)	355	(2,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,978	10,193	112,761	(193,927)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(27,071)	(38,714)	—	(25,714)
Class Y	(1)	—	—	(441)
Net Realized Gains:
Class A	(812)	—	—	(1,398)
Class Y	—	—	—	—
Total Dividends and Distributions	(27,884)	(38,714)	—	(27,553)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	63,579	116,276	233,152	466,451
Reinvestment of Dividends & Distributions	25,432	34,693	—	24,076
Cost of Shares Redeemed	(80,830)	(150,275)	(204,318)	(395,413)
Net Increase from Class A Transactions	8,181	694	28,834	95,114
Class Y:
Proceeds from Shares Issued	16,619	—	24,068	94,421
Reinvestment of Dividends & Distributions	—	—	—	441
Cost of Shares Redeemed	(4,975)	—	(11,291)	(8,277)
Net Increase from Class Y Transactions	11,644	—	12,777	86,585
Net Increase in Net Assets derived from Capital Share Transactions	19,825	694	41,611	181,699
Net Increase (Decrease) in Net Assets	9,919	(27,827)	154,372	(39,781)
Net Assets:
Beginning of Period	495,957	523,784	1,305,950	1,345,731
End of Period	$505,876	$495,957	$1,460,322	$1,305,950
Undistributed (Distributions in Excess of) Net Investment Income	$(5,073)	$19,687	$10,925	$(26,663)
Capital Share Transactions:
Class A:
Shares Issued	6,264	10,971	26,387	48,643
Reinvestment of Distributions	2,578	3,346	—	2,455
Shares Redeemed	(7,985)	(14,238)	(23,101)	(41,303)
Total Class A Transactions	857	79	3,286	9,795
Class Y:
Shares Issued	1,684	—	2,818	9,882
Reinvestment of Distributions	—	—	—	47
Shares Redeemed	(504)	—	(1,284)	(892)
Total Class Y Transactions	1,180	—	1,534	9,037
Net Increase in Shares Outstanding from Share Transactions	2,037	79	4,820	18,832

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	55

Financial Highlights

For the six months ended March 31, 2016 (Unaudited) and the years ended September 30

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class A
2016@	$9.16	$0.02	$0.15	$0.17	$(0.10)		$—	$(0.10)	$9.23	1.78%	$2,657,795	1.28	%(2)(3)	1.28	%(2)(3)	1.28	%(2)(3)	0.44%	24%
2015	9.94	0.10	(0.69)	(0.59)	(0.19)		—	(0.19)	9.16	(5.98)	2,568,634	1.24	(2)	1.24	(2)	1.24	(2)	1.04	68
2014	9.71	0.18	0.18	0.36	(0.13)		—	(0.13)	9.94	3.66	2,682,482	1.24	(2)	1.24	(2)	1.24	(2)	1.78	60
2013	8.19	0.13	1.53	1.66	(0.14)		—	(0.14)	9.71	20.47	2,350,201	1.25	(2)	1.25	(2)	1.25	(2)	1.50	47
2012	7.29	0.14	0.92	1.06	(0.16)		—	(0.16)	8.19	14.76	1,842,851	1.26	(2)	1.26	(2)	1.26	(2)	1.75	56
2011	8.34	0.16	(1.08)	(0.92)	(0.13)		—	(0.13)	7.29	(11.34)	1,566,893	1.27	(2)	1.27	(2)	1.27	(2)	1.88	98
Class I
2016@	$9.15	$0.01	$0.14	$0.15	$(0.08)		$—	$(0.08)	$9.22	1.63%	$5,167	1.53	%(3)(4)	1.53	%(3)(4)	1.53	%(3)(4)	0.21%	24%
2015	9.92	0.08	(0.69)	(0.61)	(0.16)		—	(0.16)	9.15	(6.18)	4,956	1.49	(4)	1.49	(4)	1.49	(4)	0.76	68
2014	9.70	0.15	0.17	0.32	(0.10)		—	(0.10)	9.92	3.33	5,342	1.49	(4)	1.49	(4)	1.49	(4)	1.48	60
2013	8.18	0.11	1.52	1.63	(0.11)		—	(0.11)	9.70	20.19	5,953	1.50	(4)	1.50	(4)	1.50	(4)	1.21	47
2012	7.28	0.12	0.91	1.03	(0.13)		—	(0.13)	8.18	14.37	5,271	1.51	(4)	1.51	(4)	1.51	(4)	1.48	56
2011	8.32	0.13	(1.06)	(0.93)	(0.11)		—	(0.11)	7.28	(11.44)	5,265	1.52	(4)	1.52	(4)	1.52	(4)	1.54	98
Class Y
2016@	$9.18	$0.04	$0.13	$0.17	$(0.12)		$—	$(0.12)	$9.23	1.80%	$162,206	1.03	%(3)(5)	1.03	%(3)(5)	1.03	%(3)(5)	0.77%	24%
2015(6)	9.39	0.13	(0.34)	(0.21)	—		—	—	9.18	(2.24)	130,379	1.00	(5)	1.00	(5)	1.00	(5)	1.72	68
Emerging Markets Equity Fund
Class A
2016@	$8.43	$(0.02)	$0.61	$0.59	$(0.07)		$—	$(0.07)	$8.95	7.02%	$1,419,691	1.77	%(3)(7)	1.77	%(3)(7)	1.87	%(3)(8)	(0.45)%	41%
2015	10.76	0.07	(2.29)	(2.22)	(0.11)		—	(0.11)	8.43	(20.78)	1,342,618	1.72	(7)	1.72	(7)	1.82	(8)	0.67	67
2014	10.53	0.06	0.22	0.28	(0.05)		—	(0.05)	10.76	2.68	1,958,078	1.96	(7)	1.96	(7)	2.02	(8)	0.58	59
2013	10.25	0.06	0.28	0.34	(0.06)		—	(0.06)	10.53	3.29	1,413,683	1.96	(7)	1.96	(7)	2.04	(8)	0.52	78
2012	9.00	0.05	1.23	1.28	(0.03)		—	(0.03)	10.25	14.21	899,730	1.97	(7)	1.97	(7)	2.07	(8)	0.49	93
2011	11.40	0.05	(2.35)	(2.30)	(0.10)		—	(0.10)	9.00	(20.38)	695,498	1.96	(7)	1.96	(7)	2.09	(8)	0.44	98
Class Y
2016@	$8.45	$(0.01)	$0.61	$0.60	$(0.09)		$—	$(0.09)	$8.96	7.19%	$69,475	1.53	%(3)(9)	1.53	%(3)(9)	1.66	%(3)(10)	(0.21)%	41%
2015(6)	10.08	0.10	(1.73)	(1.63)	—		—	—	8.45	(16.17)	44,012	1.47	(9)	1.47	(9)	1.57	(10)	1.33	67
International Fixed Income Fund
Class A
2016@	$10.38	$0.05	$0.32	$0.37	$(0.57)		$(0.02)	$(0.59)	$10.16	3.75%	$493,914	1.06	%(3)(11)	1.06	%(3)(11)	1.10	%(3)(12)	0.94%	31%
2015	10.98	0.11	0.11	0.22	(0.82)		—	(0.82)	10.38	2.02	495,957	1.02	(11)	1.02	(11)	1.07	(12)	1.00	78
2014	10.42	0.14	0.48	0.62	(0.06)		—	(0.06)	10.98	5.96	523,784	1.02	(11)	1.02	(11)	1.20	(12)	1.32	104
2013	10.82	0.14	(0.06)	0.08	(0.48	)(13)	—	(0.48)	10.42	0.77	473,382	1.02	(11)	1.02	(11)	1.20	(12)	1.37	86
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(11)	1.02	(11)	1.21	(12)	1.60	103
2011	10.92	0.25	(0.22)	0.03	(0.51	)(14)	—	(0.51)	10.44	0.41	488,929	1.02	(11)	1.02	(11)	1.21	(12)	2.40	119
Class Y
2016(15)	$10.45	$0.05	$0.26	$0.31	$(0.60)		$(0.02)	$(0.62)	$10.14	3.13%	$11,962	0.85	%(3)(16)	0.85	%(3)(16)	0.90	%(3)(17)	1.09%	31%
Emerging Markets Debt Fund
Class A
2016@	$8.66	$0.24	$0.49	$0.73	$—		$—	$—	$9.39	8.43%	$1,360,815	1.39	%(3)(18)	1.39	%(3)(18)	1.65	%(3)(19)	5.49%	39%
2015	10.20	0.47	(1.81)	(1.34)	(0.19)		(0.01)	(0.20)	8.66	(13.35)	1,227,567	1.36	(18)	1.36	(18)	1.61	(19)	4.91	71
2014	10.38	0.49	(0.29)	0.20	(0.31)		(0.07)	(0.38)	10.20	1.90	1,345,731	1.36	(18)	1.36	(18)	1.80	(19)	4.73	92
2013	12.07	0.47	(1.02)	(0.55)	(0.68)		(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(18)	1.36	(18)	1.81	(19)	4.20	90
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(18)	1.36	(18)	1.80	(19)	4.85	102
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(18)	1.36	(18)	1.80	(19)	5.58	59
Class Y
2016@	$8.67	$0.25	$0.49	$0.74	$—		$—	$—	$9.41	8.54%	$99,507	1.15	%(3)(20)	1.15	%(3)(20)	1.40	%(3)(21)	5.74%	39%
2015(6)	9.63	0.37	(1.28)	(0.91)	(0.05)		—	(0.05)	8.67	(9.48)	78,383	1.11	(20)	1.11	(20)	1.36	(21)	5.24	71

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
@	For the six-month period ended March 31, 2016. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

(2)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.28%, 1.24%, 1.24%, 1.25%, 1.26% and 1.27% for 2016, 2015, 2014, 2013, 2012 and 2011.
(3)	The expense ratio includes proxy expenses outside the cap.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.53%, 1.49%, 1.49%, 1.50%, 1.51% and 1.52% for 2016, 2015, 2014, 2013, 2012 and 2011.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.03% and 0.99% for 2016 and 2015.
(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(7)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.77%, 1.71%, 1.96%, 1.96%, 1.96% and 1.96% for 2016, 2015, 2014, 2013, 2012 and 2011.
(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.87%, 1.71%, 2.02%, 2.04%, 2.06% and 2.09% for 2016, 2015, 2014, 2013, 2012 and 2011.
(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.53% and 1.46% for 2016 and 2015.
(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.66% and 1.46% for 2016 and 2015.
(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.06%, 1.02%, 1.02%, 1.02%, 1.02% and 1.01% for 2016, 2015, 2014, 2013, 2012 and 2011.
(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.10%, 1.07%, 1.20%, 1.20%, 1.20% and 1.21% for 2016, 2015, 2014, 2013, 2012 and 2011.
(13)	Includes a return of capital of $0.09 per share.
(14)	Includes a return of capital of $0.01 per share.
(15)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(16)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.85% for 2016.
(17)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.90% for 2016.
(18)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.39%, 1.36%, 1.36%, 1.36%, 1.36% and 1.36% for 2016, 2015, 2014, 2013, 2012 and 2011.
(19)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.65%, 1.61%, 1.80%, 1.81%, 1.80% and 1.80% for 2016, 2015, 2014, 2013, 2012 and 2011.
(20)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.15% and 1.11% for 2016 and 2015.
(21)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.40% and 1.36% for 2016 and 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	57

Notes to Financial Statements (Unaudited)

March 31, 2016

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. The Trust’s prospectuses provide a description of each Fund’s investment goal, principal strategies and risks. The Trust is registered to offer Class A and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	59

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2016, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2016, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2016, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	61

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2016, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	63

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

As of March 31, 2016, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $0.4 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

INTERNATIONAL FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(41,135)	$—	$(41,135)
Maximum potential amount of future payments	—	—	370,000	—	370,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
> 101	—	—	—	—	370,000	370,000
Total	$—	$—	$—	$—	$370,000	$370,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the six months. For Funds that held derivatives throughout the six months with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2016 was as follows:

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2016 ($ Thousands)			Six months ended March 31, 2016 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$329	*	Net Assets — Unrealized depreciation on futures contracts	$1,021	*
	Net Assets — Unrealized appreciation on swap contracts	1,045	†	Net Assets — Unrealized depreciation on swap contracts	3,213	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	26	†	Net Assets — Unrealized depreciation on swap contracts	16	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	898		Unrealized loss on forward foreign currency contracts	13,674

Total derivatives not accounted for as hedging instruments		$2,298			$17,924

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2016 ($ Thousands)			Six months ended March 31, 2016 ($ Thousands)
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$379	*	Net Assets — Unrealized depreciation on futures contracts	$23	*
	Net Assets — Unrealized appreciation on swap contracts	541	†	Net Assets — Unrealized depreciation on swap contracts	3,097	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	18,156		Unrealized loss on forward foreign currency contracts	18,009

Total derivatives not accounted for as hedging instruments		$19,076			$21,129

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2016.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$—	$1,376	$—	$(220)	$1,156
Foreign exchange contracts	15	—	3,587	—	3,602
Credit contracts	—	—	—	44	44
Total	$15	$1,376	$3,587	$(176)	$4,802

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(1,077)	$—	$(9,123)	$(10,200)
Foreign exchange contracts	—	(3,823)	—	(3,823)
Total	$(1,077)	$(3,823)	$(9,123)	$(14,023)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(955)	$—	$(59)	$(1,014)
Foreign exchange contracts	—	(16,091)	—	(16,091)
Credit contracts	—	—	110	110
Total	$(955)	$(16,091)	$51	$(16,995)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$612	$—	$1,069	$1,681
Foreign exchange contracts	—	(601)	758	157
Total	$612	$(601)	$1,827	$1,838

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	65

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2016, ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$103	$—	$103	$711	$—	$711
International Fixed Income Fund	73	6	79	277	13	290
Emerging Markets Debt Fund	47	—	47	118	40	158

Securities with an aggregate market value of $16,044 ($ Thousands) have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2016. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2016 amounted to $1,400 ($ Thousands).

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
International Fixed Income Fund	$898	$—	$898	$13,674	$855	$14,529	$(13,631)	$—	$(13,631)
Emerging Markets Debt Fund	18,156	541	18,697	18,009	2,620	20,629	(1,932)	—	(1,932)

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

No securities have been pledged or have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2016

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (“SIDCo.”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class A and Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the contractual and voluntary expense limitation for each Fund will be as follows:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class A	0.505%	0.45%	0.25%	—	1.25%
Class I	0.505%	0.45%	0.25%	0.25%	1.50%
Class Y	0.505%	0.45%	—	—	1.00%
Emerging Markets Equity Fund*
Class A	1.05%	0.45%	0.25%	—	N/A
Class Y	1.05%	0.45%	—	—	N/A
International Fixed Income Fund
Class A	0.30%	0.45%	0.25%	—	1.02%
Class Y	0.30%	0.45%	—	—	0.77%

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	67

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitations
Emerging Markets Debt Fund
Class A	0.85%	0.45%	0.25%	—	1.36%
Class Y	0.85%	0.45%	—	—	1.11%

*	Renewed as of January 31, 2016, SIMC has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2017 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable

Investment Sub-Advisory Agreements — As of March 31, 2016 SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund

Acadian Asset Management LLC

Blackcrane Capital, LLC

Causeway Capital Management LLC

Henderson Global Investors (North America) Inc.

INTECH Investment Management LLC

Neuberger Berman Management LLC

Tradewinds Global Investors LLC

WCM Investment Management

Emerging Markets Equity Fund

Delaware Investment Fund Advisers, a series of

Delaware Management Business Trust

J O Hambro Capital Management Limited

Kleinwort Benson Investors International Ltd.

Lazard Asset Management LLC

Neuberger Berman Management LLC

PanAgora Asset Management, Inc.

RWC Asset Advisors (US) LLC

International Fixed Income Fund
AllianceBernstein L.P. FIL Investment Advisors Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd. Neuberger Berman Fixed Income LLC Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. There were no such commissions for the six months ended March 31, 2016.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2016 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

The following is summary of the transactions with affiliates for the six months ended March 31, 2016 ($ Thousands):

International Equity Fund
Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$233,929	$628,784	$(643,316)	$219,397	$519
SEI Daily Income Trust, Prime Obligation Fund, Class A	91,924	137,564	(161,648)	67,840	99

Totals	$325,853	$766,348	$(804,964)	$287,237	$618

Emerging Markets Equity Fund
Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$135,645	$263,170	$(259,217)	$139,598	$525
SEI Daily Income Trust, Prime Obligation Fund, Class A	12,203	150,327	(155,137)	7,393	9

Totals	$147,848	$413,497	$(414,354)	$146,991	$534

Emerging Markets Debt Fund
Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$20,810	$76,281	$(84,987)	$12,104	$94

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2016, the Trust had not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2016, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$9,991	$84,337
Other	715,811	571,482	142,171	463,406
Sales
U.S. Government	—	—	10,433	19,605
Other	613,094	576,147	126,851	458,704

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	69

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations,

which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2015	$52,509	$—	$52,509
	2014	31,622	—	31,622
Emerging Markets Equity Fund	2015	18,640	—	18,640
	2014	7,645	—	7,645
International Fixed Income Fund	2015	38,714	—	38,714
	2014	2,598	—	2,598
Emerging Markets Debt Fund	2015	27,003	550	27,553
	2014	33,867	10,668	44,535

As of September 30, 2015, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Depreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Losses ($ Thousands)
International Equity Fund	$29,250	$—	$(709,632)	$—	$—	$(153,360)	$1,008	$(832,734)
Emerging Markets Equity Fund	10,980	—	(11,026)	(46,481)	—	(337,262)	—	(383,789)
International Fixed Income Fund	25,197	41	—	—	—	(31,332)	(5,719)	(11,813)
Emerging Markets Debt Fund	—	—	—	(29,930)	(21,428)	(235,791)	(5,046)	(292,195)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 9/30/15 ($ Thousands)
International Equity Fund	$19,275	$690,357	$709,632
Emerging Markets Equity Fund	—	11,026	11,026

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended September 30, 2015, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
International Equity Fund	$76,023
Emerging Markets Equity Fund	6,508
International Fixed Income Fund	280

For Federal income tax purposes, the cost of securities owned at March 31, 2016, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2016, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$2,985,616	$216,257	$(234,398)	$(18,141)
Emerging Markets Equity Fund	1,719,617	96,260	(225,534)	(129,274)
International Fixed Income Fund	507,027	18,216	(19,068)	(852)
Emerging Markets Debt Fund	1,517,780	34,991	(131,491)	(96,500)

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	71

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2016

fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2016 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$208,594	$208,594	$—
Emerging Markets Equity Fund	134,753	134,753	—
Emerging Markets Debt Fund	11,701	11,701	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2016, SPTC held of record the following:

Fund	Class A	Class I	Class Y
International Equity Fund	97.07%	55.66%	19.74%
Emerging Markets Equity Fund	90.03%	—	36.59%
International Fixed Income Fund	96.58%	—	100.00%
Emerging Markets Debt Fund	96.36%	—	20.36%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2016.

72	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Disclosure of Fund Expenses (Unaudited)

March 31, 2016

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,017.80	1.28%	$6.46
Class I	1,000.00	1,016.30	1.53	7.71
Class Y	1,000.00	1,018.00	1.03	5.20
Hypothetical 5% Return
Class A	$1,000.00	$1,018.60	1.28%	$6.46
Class I	1,000.00	1,017.35	1.53	7.72
Class Y	1,000.00	1,019.85	1.03	5.20
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,070.20	1.77%	$9.16
Class Y	1,000.00	1,071.90	1.53	7.93
Hypothetical 5% Return
Class A	$1,000.00	$1,016.15	1.77%	$8.92
Class Y	1,000.00	1,017.35	1.53	7.72

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,037.50	1.06%	$5.40
Class Y	1,000.00	1,031.30	0.85	3.61
Hypothetical 5% Return
Class A	$1,000.00	$1,019.70	1.06%	$5.35
Class Y**	1,000.00	1,020.75	0.85	4.29
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,084.30	1.39%	$7.24
Class Y	1,000.00	1,085.40	1.15	6.00
Hypothetical 5% Return
Class A	$1,000.00	$1,018.05	1.39%	$7.01
Class Y	1,000.00	1,019.25	1.15	5.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period since inception to period end).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	73

Board of Trustees’ Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 28-30 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement (was either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term) , renewed at a meeting of the Board during the course of the Trust’s fiscal year. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings.

74	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party, which was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indices/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund and its voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for their distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	75

Board of Trustees’ Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

76	SEI Institutional International Trust / Semi-Annual Report / March 31, 2016

Shareholder Voting Proxy Results (Unaudited)

A Special Meeting of Shareholders of the SEI Institutional International Trust (the “Trust”) was held on March 14, 2016 for the purpose of considering the proposal to elect, as a slate of nominees, each of the current Trustees and one new Trustee to the Board of Trustees of the Trust. The proposal was approved with the following voting results:

Trustee	Shares Voted
Robert A. Nesher
For	323,177,985.998
Withheld	11,044,927.645
William M. Doran
For	323,024,942.163
Withheld	11,197,971.480
George J. Sullivan, JR.
For	323,096,139.758
Withheld	11,126,773.885
Nina Lesavoy
For	323,262,205.837
Withheld	10,960,707.806
James M. Williams
For	323,146,095.237
Withheld	11,076,818.406
Mitchell A. Johnson
For	323,108,533.129
Withheld	11,114,380.514
Hubert L. Harris, JR.
For	323,070,850.003
Withheld	11,152,063.640
Susan C. Cote
For	323,245,529.226
Withheld	10,977,384.417

A Special Meeting of Shareholders of the SEI Institutional International Trust (the “Trust”) was held on March 14, 2016 for the purpose of considering the proposal to amend the Agreement and Declaration of Trust for the Trust to reduce the shareholder quorum requirement from a majority to one-third (33 — 1/3%). The proposal was not approved. The voting results were as follows:

Shares Voted
For	289,620,063.037
Against	25,993,139.004
Abstain	12,007,918.012
Broker Non-Vote	6,601,793.590

SEI Institutional International Trust / Semi-Annual Report / March 31, 2016	77

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SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, PA 19456

SEI-F-031 (3/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: June 8, 2016